UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Mid-Cap Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Mid-Cap Fund

Calvert
Mid-Cap Fund
March 31, 2021
Performance

Portfolio Manager Charles B. Gaffney of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	20.30%	53.18%	11.10%	9.50%
Class A with 4.75% Maximum Sales Charge	—	—	14.59	45.91	10.03	8.97
Class C at NAV	10/31/1994	10/31/1994	19.85	52.09	10.27	8.66
Class C with 1% Maximum Sales Charge	—	—	18.85	51.09	10.27	8.66
Class I at NAV	06/03/2003	10/31/1994	20.44	53.55	11.46	10.01

Russell Midcap® Index	—	—	29.67%	73.64%	14.67%	12.46%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.26%	2.01%	1.01%
Net	1.18	1.93	0.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mid-Cap Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Broadridge Financial Solutions, Inc.	2.3%
AMETEK, Inc.	2.2
Stanley Black & Decker, Inc.	2.2
Ally Financial, Inc.	2.2
AptarGroup, Inc.	2.2
ANSYS, Inc.	2.1
Lamar Advertising Co., Class A	2.1
Verisk Analytics, Inc.	2.1
GFL Environmental, Inc.	2.1
Tradeweb Markets, Inc., Class A	2.0
Total	21.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Mid-Cap Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Mid-Cap Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,203.00	$ 6.48**	1.18%
Class C	$1,000.00	$1,198.50	$10.58 **	1.93%
Class I	$1,000.00	$1,204.40	$ 5.11**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.05	$ 5.94**	1.18%
Class C	$1,000.00	$1,015.31	$ 9.70**	1.93%
Class I	$1,000.00	$1,020.29	$ 4.68**	0.93%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Mid-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	34,497	$ 3,292,049
		$ 3,292,049
Auto Components — 2.0%
Aptiv PLC(1)	42,853	$ 5,909,429
		$ 5,909,429
Banks — 3.4%
First Republic Bank	13,242	$ 2,208,104
KeyCorp	297,728	5,948,605
Live Oak Bancshares, Inc.	24,632	1,687,046
		$ 9,843,755
Beverages — 2.0%
Coca-Cola European Partners PLC	114,652	$ 5,980,248
		$ 5,980,248
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	33,273	$ 3,235,799
		$ 3,235,799
Building Products — 2.4%
AZEK Co., Inc. (The)(1)	94,056	$ 3,955,055
Trex Co., Inc.(1)	33,193	3,038,487
		$ 6,993,542
Capital Markets — 4.5%
Morningstar, Inc.	14,878	$ 3,348,145
MSCI, Inc.	9,136	3,830,542
Tradeweb Markets, Inc., Class A	81,094	6,000,956
		$ 13,179,643
Commercial Services & Supplies — 3.3%
GFL Environmental, Inc.	173,212	$ 6,050,773
Tetra Tech, Inc.	26,501	3,596,716
		$ 9,647,489
Communications Equipment — 1.7%
Motorola Solutions, Inc.	26,264	$ 4,938,945
		$ 4,938,945
Consumer Finance — 2.2%
Ally Financial, Inc.	141,473	$ 6,395,994
		$ 6,395,994
Security	Shares	Value
Containers & Packaging — 2.8%
AptarGroup, Inc.	44,588	$ 6,316,782
Packaging Corp. of America	13,798	1,855,555
		$ 8,172,337
Diversified Consumer Services — 1.5%
Terminix Global Holdings, Inc.(1)	92,801	$ 4,423,824
		$ 4,423,824
Electric Utilities — 1.1%
Xcel Energy, Inc.	50,040	$ 3,328,160
		$ 3,328,160
Electrical Equipment — 2.2%
AMETEK, Inc.	50,717	$ 6,478,082
		$ 6,478,082
Electronic Equipment, Instruments & Components — 2.7%
TE Connectivity, Ltd.	26,927	$ 3,476,545
Zebra Technologies Corp., Class A(1)	8,895	4,315,676
		$ 7,792,221
Energy Equipment & Services — 1.7%
Baker Hughes Co.	229,920	$ 4,968,571
		$ 4,968,571
Entertainment — 2.0%
Electronic Arts, Inc.	43,264	$ 5,856,648
		$ 5,856,648
Equity Real Estate Investment Trusts (REITs) — 3.3%
Lamar Advertising Co., Class A	65,214	$ 6,124,899
Mid-America Apartment Communities, Inc.	25,405	3,667,466
		$ 9,792,365
Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	83,784	$ 4,826,796
		$ 4,826,796
Food Products — 1.4%
Lamb Weston Holdings, Inc.	52,294	$ 4,051,739
		$ 4,051,739
Health Care Equipment & Supplies — 4.8%
Cooper Cos., Inc. (The)	12,672	$ 4,867,188
Haemonetics Corp.(1)	34,010	3,775,450

6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	13,241	$ 5,501,106
		$ 14,143,744
Health Care Providers & Services — 3.0%
Accolade, Inc.(1)	83,527	$ 3,789,620
Centene Corp.(1)	77,411	4,947,337
		$ 8,736,957
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	41,302	$ 3,010,090
		$ 3,010,090
Insurance — 3.9%
Arch Capital Group, Ltd.(1)	74,958	$ 2,876,139
Assurant, Inc.	21,647	3,068,895
Travelers Cos., Inc. (The)	37,557	5,648,573
		$ 11,593,607
Interactive Media & Services — 1.9%
Match Group, Inc.(1)	39,676	$ 5,450,689
		$ 5,450,689
IT Services — 8.3%
Black Knight, Inc.(1)	73,414	$ 5,431,902
Broadridge Financial Solutions, Inc.	43,956	6,729,663
Cognizant Technology Solutions Corp., Class A	48,716	3,805,694
Euronet Worldwide, Inc.(1)	19,172	2,651,488
WEX, Inc.(1)	27,880	5,833,054
		$ 24,451,801
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	44,756	$ 5,690,278
Waters Corp.(1)	8,556	2,431,358
		$ 8,121,636
Machinery — 4.0%
Colfax Corp.(1)	123,416	$ 5,406,855
Stanley Black & Decker, Inc.	32,192	6,427,777
		$ 11,834,632
Metals & Mining — 1.6%
Steel Dynamics, Inc.	94,566	$ 4,800,170
		$ 4,800,170
Security	Shares	Value
Pharmaceuticals — 1.9%
Jazz Pharmaceuticals PLC(1)	33,465	$ 5,500,642
		$ 5,500,642
Professional Services — 5.2%
Booz Allen Hamilton Holding Corp.	55,942	$ 4,505,009
Clarivate PLC(1)	170,865	4,509,128
Verisk Analytics, Inc.	34,606	6,114,534
		$ 15,128,671
Semiconductors & Semiconductor Equipment — 3.5%
NXP Semiconductors NV	12,449	$ 2,506,482
Skyworks Solutions, Inc.	21,545	3,953,077
Teradyne, Inc.	30,217	3,676,804
		$ 10,136,363
Software — 4.2%
ANSYS, Inc.(1)	18,406	$ 6,249,941
Bill.com Holdings, Inc.(1)	25,006	3,638,373
nCino, Inc.(1)	36,815	2,456,297
		$ 12,344,611
Specialty Retail — 7.0%
Best Buy Co., Inc.	34,646	$ 3,977,707
Five Below, Inc.(1)	15,617	2,979,567
National Vision Holdings, Inc.(1)	61,719	2,705,144
Ross Stores, Inc.	42,868	5,140,302
Ulta Beauty, Inc.(1)	18,506	5,721,500
		$ 20,524,220
Textiles, Apparel & Luxury Goods — 1.9%
Gildan Activewear, Inc.(1)	184,124	$ 5,645,242
		$ 5,645,242
Total Common Stocks (identified cost $226,082,711)		$290,530,711

7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$360	$ 349,621
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(3)(4)	309	287,954
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(3)(4)	398	330,881
Total High Social Impact Investments (identified cost $1,067,000)		$ 968,456

Short-Term Investments — 0.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(5)	2,444,895	$ 2,445,140
Total Short-Term Investments (identified cost $2,445,140)		$ 2,445,140
Total Investments — 100.2% (identified cost $229,594,851)		$293,944,307
Other Assets, Less Liabilities — (0.2)%		$ (560,690)
Net Assets — 100.0%		$293,383,617

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company (see Note 7).
(3)	Restricted security. Total market value of restricted securities amounts to $968,456, which represents 0.4% of the net assets of the Fund as of March 31, 2021.
(4)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	309,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	398,000
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $226,789,711)	$ 291,149,546
Investments in securities of affiliated issuers, at value (identified cost $2,805,140)	2,794,761
Receivable for investments sold	983,698
Receivable for capital shares sold	769,558
Dividends and interest receivable	149,846
Dividends and interest receivable - affiliated	1,725
Securities lending income receivable	41
Receivable from affiliate	7,279
Directors' deferred compensation plan	170,396
Total assets	$296,026,850
Liabilities
Payable for investments purchased	$ 1,982,383
Payable for capital shares redeemed	124,219
Payable to affiliates:
Investment advisory fee	159,585
Administrative fee	29,462
Distribution and service fees	44,369
Sub-transfer agency fee	20,994
Directors' deferred compensation plan	170,396
Accrued expenses	111,825
Total liabilities	$ 2,643,233
Net Assets	$293,383,617
Sources of Net Assets
Paid-in capital	$ 209,071,486
Distributable earnings	84,312,131
Total	$293,383,617
Class A Shares
Net Assets	$ 178,885,155
Shares Outstanding	4,417,356
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.50
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 42.52
Class C Shares
Net Assets	$ 7,796,767
Shares Outstanding	291,150
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 26.78
9
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$106,701,695
Shares Outstanding	2,192,810
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 48.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $2,784)	$ 1,326,541
Dividend income - affiliated issuers	750
Interest income	2,000
Interest income - affiliated issuers	3,768
Securities lending income, net	2,076
Total investment income	$ 1,335,135
Expenses
Investment advisory fee	$ 874,009
Administrative fee	161,355
Distribution and service fees:
Class A	210,118
Class C	42,141
Directors' fees and expenses	5,660
Custodian fees	3,602
Transfer agency fees and expenses	176,051
Accounting fees	30,224
Professional fees	16,952
Registration fees	30,358
Reports to shareholders	11,191
Miscellaneous	14,190
Total expenses	$ 1,575,851
Waiver and/or reimbursement of expenses by affiliate	$ (72,539)
Net expenses	$ 1,503,312
Net investment loss	$ (168,177)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 25,262,774
Investment securities - affiliated issuers	(31)
Foreign currency transactions	(9,097)
Net realized gain	$25,253,646
Change in unrealized appreciation (depreciation):
Investment securities	$ 23,052,503
Investment securities - affiliated issuers	(6,815)
Net change in unrealized appreciation (depreciation)	$23,045,688
Net realized and unrealized gain	$48,299,334
Net increase in net assets from operations	$48,131,157
11
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (168,177)	$ 390,600
Net realized gain (loss)	25,253,646	(818,376)
Net change in unrealized appreciation (depreciation)	23,045,688	9,103,237
Net increase in net assets from operations	$ 48,131,157	$ 8,675,461
Distributions to shareholders:
Class A	$ (1,449,656)	$ (8,276,383)
Class C	(106,024)	(1,104,384)
Class I	(801,809)	(2,242,939)
Total distributions to shareholders	$ (2,357,489)	$ (11,623,706)
Capital share transactions:
Class A	$ 1,015,435	$ (4,811,134)
Class C	(2,461,207)	(5,091,318)
Class I	14,829,868	28,003,139
Net increase in net assets from capital share transactions	$ 13,384,096	$ 18,100,687
Net increase in net assets	$ 59,157,764	$ 15,152,442
Net Assets
At beginning of period	$ 234,225,853	$ 219,073,411
At end of period	$293,383,617	$234,225,853
12
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 33.96	$ 34.69	$ 34.84	$ 33.40	$ 29.68	$ 33.41
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ 0.05	$ 0.09	$ 0.07	$ 0.20	$ 0.02(2)
Net realized and unrealized gain (loss)	6.91	1.07	1.85	4.59	3.68	(0.67)
Total income (loss) from operations	$ 6.87	$ 1.12	$ 1.94	$ 4.66	$ 3.88	$ (0.65)
Less Distributions
From net investment income	$ (0.00)(3)	$ (0.03)	$ (0.08)	$ (0.04)	$ (0.15)	$ —
From net realized gain	(0.33)	(1.82)	(2.01)	(3.18)	(0.01)	(3.08)
Total distributions	$ (0.33)	$ (1.85)	$ (2.09)	$ (3.22)	$ (0.16)	$ (3.08)
Net asset value — End of period	$ 40.50	$ 33.96	$ 34.69	$ 34.84	$ 33.40	$ 29.68
Total Return(4)	20.30% (5)	3.20%	6.56%	15.04%	13.11%	(2.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,885	$149,112	$158,005	$157,046	$159,951	$192,402
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.23% (7)	1.26%	1.30%	1.28%	1.34%	1.37%
Net expenses	1.18% (7)	1.18%	1.19%	1.21%	1.21%	1.31%
Net investment income (loss)	(0.19)% (7)	0.15%	0.27%	0.22%	0.64%	0.07% (2)
Portfolio Turnover	55% (5)	70%	83%	62%	162%	199%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
13
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 22.64	$ 23.83	$ 24.65	$ 24.55	$ 21.87	$ 25.62
Income (Loss) From Operations
Net investment loss(1)	$ (0.12)	$ (0.14)	$ (0.11)	$ (0.12)	$ (0.03)	$ (0.16)(2)
Net realized and unrealized gain (loss)	4.59	0.73	1.23	3.27	2.72	(0.51)
Total income (loss) from operations	$ 4.47	$ 0.59	$ 1.12	$ 3.15	$ 2.69	$ (0.67)
Less Distributions
From net realized gain	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)	$ (3.08)
Total distributions	$ (0.33)	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)	$ (3.08)
Net asset value — End of period	$26.78	$22.64	$ 23.83	$ 24.65	$ 24.55	$ 21.87
Total Return(3)	19.85% (4)	2.40%	5.77%	14.20%	12.29%	(2.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,797	$ 8,787	$14,535	$17,043	$18,146	$22,885
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.98% (6)	2.01%	2.05%	2.03%	2.18%	2.16%
Net expenses	1.93% (6)	1.93%	1.94%	1.96%	1.96%	2.09%
Net investment loss	(0.95)% (6)	(0.62)%	(0.49)%	(0.53)%	(0.12)%	(0.72)% (2)
Portfolio Turnover	55% (4)	70%	83%	62%	162%	199%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 40.77	$ 41.25	$ 40.97	$ 38.70	$ 34.38	$ 38.05
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.16	$ 0.21	$ 0.23	$ 0.41	$ 0.19(2)
Net realized and unrealized gain (loss)	8.29	1.27	2.24	5.37	4.22	(0.78)
Total income (loss) from operations	$ 8.30	$ 1.43	$ 2.45	$ 5.60	$ 4.63	$ (0.59)
Less Distributions
From net investment income	$ (0.08)	$ (0.09)	$ (0.16)	$ (0.15)	$ (0.30)	$ —
From net realized gain	(0.33)	(1.82)	(2.01)	(3.18)	(0.01)	(3.08)
Total distributions	$ (0.41)	$ (1.91)	$ (2.17)	$ (3.33)	$ (0.31)	$ (3.08)
Net asset value — End of period	$ 48.66	$ 40.77	$ 41.25	$ 40.97	$ 38.70	$ 34.38
Total Return(3)	20.44% (4)	3.45%	6.85%	15.48%	13.53%	(1.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,702	$76,327	$46,533	$93,198	$68,748	$166,759
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.98% (6)	1.01%	1.05%	1.03%	0.88%	0.86%
Net expenses	0.93% (6)	0.93%	0.91%	0.86%	0.86%	0.84%
Net investment income	0.06% (6)	0.40%	0.54%	0.59%	1.14%	0.55% (2)
Portfolio Turnover	55% (4)	70%	83%	62%	162%	199%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
16

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 290,530,711(1)	$ —	$ —	$ 290,530,711
High Social Impact Investments	—	968,456	—	968,456
Short-Term Investments	—	2,445,140	—	2,445,140
Total Investments	$290,530,711	$3,413,596	$ —	$293,944,307

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
17

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $874,009. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $72,539.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $161,355.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $210,118 and $42,141 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $13,450 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received less than $100 and $228 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $42,319 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $192, which is included in miscellaneous expense on the Statement of Operations.
18

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $154,204,561 and $144,170,582, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund had a capital loss of $3,597,947 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2021.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$231,096,791
Gross unrealized appreciation	$ 63,953,977
Gross unrealized depreciation	(1,106,461)
Net unrealized appreciation	$ 62,847,516
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
19

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the value of the Fund’s investment in the Notes and affiliated funds was $2,794,761, which represents 1.0% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$693,370	$ —	$ (696,903)	$ —	$ 3,533	$ —	$ 2,178	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	360,000	—	—	(10,379)	349,621	1,590	360,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	922,663	23,961,231	(22,438,754)	(31)	31	2,445,140	750	2,444,895
Totals				$ (31)	$ (6,815)	$2,794,761	$4,518

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	188,497	$ 7,235,963	331,253	$ 10,737,147
Reinvestment of distributions	36,990	1,396,015	233,552	7,959,447
Shares redeemed	(253,706)	(9,690,129)	(742,917)	(23,971,939)
Converted from Class C	54,824	2,073,586	14,649	464,211
Net increase (decrease)	26,605	$ 1,015,435	(163,463)	$ (4,811,134)
Class C
Shares sold	20,596	$ 527,839	77,226	$ 1,750,012
Reinvestment of distributions	4,145	103,674	30,825	704,666
Shares redeemed	(39,268)	(1,019,134)	(308,138)	(7,081,785)
Converted to Class A	(82,455)	(2,073,586)	(21,816)	(464,211)
Net decrease	(96,982)	$ (2,461,207)	(221,903)	$ (5,091,318)
Class I
Shares sold	579,117	$ 26,897,967	1,506,537	$ 56,667,387
Reinvestment of distributions	17,429	789,688	51,752	2,113,537
Shares redeemed	(275,741)	(12,857,787)	(814,313)	(30,777,785)
Net increase	320,805	$ 14,829,868	743,976	$ 28,003,139
20

Calvert
Mid-Cap Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Calvert
Mid-Cap Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Mid-Cap Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
3,764,741.059	72,112.363	350,233.397	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
22

Calvert
Mid-Cap Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Mid-Cap Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Mid-Cap Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
23

Calvert
Mid-Cap Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
24

Calvert
Mid-Cap Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
25

Calvert
Mid-Cap Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210     3.31.21

Calvert
International Opportunities Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
International Opportunities Fund

Calvert
International Opportunities Fund
March 31, 2021
Performance

Portfolio Manager Aidan M. Farrell of Eaton Vance Global Advisors Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	15.72%	55.42%	11.35%	8.07%
Class A with 4.75% Maximum Sales Charge	—	—	10.22	48.02	10.27	7.54
Class C at NAV	07/31/2007	05/31/2007	15.31	54.24	10.48	7.18
Class C with 1% Maximum Sales Charge	—	—	14.31	53.24	10.48	7.18
Class I at NAV	05/31/2007	05/31/2007	15.88	55.80	11.65	8.47
Class R6 at NAV	02/01/2019	05/31/2007	15.92	55.86	11.68	8.49

MSCI EAFE Small/Mid Cap Index	—	—	21.03%	56.63%	9.70%	7.24%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.32%	2.08%	1.07%	1.00%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Opportunities Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Ashtead Group PLC	1.6%
Diploma PLC	1.5
Howden Joinery Group PLC	1.5
RWS Holdings PLC	1.4
IMCD NV	1.4
Bravida Holding AB	1.4
Interpump Group SpA	1.4
Invesco Office J-REIT, Inc.	1.3
Games Workshop Group PLC	1.3
BFF Bank SpA	1.3
Total	14.1%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Opportunities Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI EAFE Small/Mid Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
International Opportunities Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,157.20	$ 6.99	1.30%
Class C	$1,000.00	$1,153.10	$11.00	2.05%
Class I	$1,000.00	$1,158.80	$ 5.65	1.05%
Class R6	$1,000.00	$1,159.20	$ 5.28	0.98%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.45	$ 6.54	1.30%
Class C	$1,000.00	$1,014.71	$10.30	2.05%
Class I	$1,000.00	$1,019.70	$ 5.29	1.05%
Class R6	$1,000.00	$1,020.05	$ 4.94	0.98%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
5

Calvert
International Opportunities Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Australia — 4.7%
Bapcor, Ltd.	512,508	$ 2,929,697
BlueScope Steel, Ltd.	96,994	1,431,317
carsales.com, Ltd.	253,400	3,446,017
Dexus	422,188	3,139,245
Magellan Financial Group, Ltd.	53,819	1,857,601
Steadfast Group, Ltd.	1,005,636	2,921,708
WiseTech Global, Ltd.	253,321	5,636,864
		$ 21,362,449
Austria — 0.7%
BAWAG Group AG(1)	60,823	$ 3,137,308
		$ 3,137,308
Belgium — 2.1%
KBC Group NV(2)	44,247	$ 3,219,475
VGP NV	22,158	3,543,886
Xior Student Housing NV	52,116	2,780,998
		$ 9,544,359
Canada — 2.5%
Agnico Eagle Mines, Ltd.	21,881	$ 1,264,943
Boyd Group Services, Inc.	15,381	2,606,215
BRP, Inc.	32,444	2,813,259
CAE, Inc.	96,031	2,736,429
Lundin Mining Corp.	204,648	2,105,593
		$ 11,526,439
China — 1.2%
China Meidong Auto Holdings, Ltd.	1,133,692	$ 5,265,029
		$ 5,265,029
Finland — 0.8%
Musti Group Oyj	108,894	$ 3,512,216
		$ 3,512,216
France — 0.8%
Rubis SCA	79,208	$ 3,748,531
		$ 3,748,531
Germany — 2.8%
Jenoptik AG	128,773	$ 3,870,282
Norma Group SE	123,455	5,860,366
TeamViewer AG(1)(2)	71,569	3,060,740
		$ 12,791,388
Security	Shares	Value
Hong Kong — 0.5%
CITIC Telecom International Holdings, Ltd.	6,501,356	$ 2,303,042
		$ 2,303,042
Ireland — 2.2%
Irish Residential Properties REIT PLC	1,744,074	$ 3,338,119
Kerry Group PLC, Class A	25,639	3,202,028
UDG Healthcare PLC	326,604	3,536,658
		$ 10,076,805
Israel — 0.8%
Amot Investments, Ltd.	689,479	$ 3,692,398
		$ 3,692,398
Italy — 6.7%
Amplifon SpA(2)	125,751	$ 4,679,274
BFF Bank SpA(1)(2)	804,683	5,912,945
DiaSorin SpA	17,346	2,783,081
FinecoBank Banca Fineco SpA(2)	163,169	2,669,408
Interpump Group SpA	124,088	6,253,982
MARR SpA(2)(3)	163,459	3,512,439
Moncler SpA(2)	79,455	4,550,289
		$ 30,361,418
Japan — 27.2%
Asahi Co., Ltd.	133,442	$ 1,935,578
Chiba Bank, Ltd. (The)	458,182	2,999,442
Daiichikosho Co., Ltd.	56,458	2,193,399
FP Corp.(3)	113,960	4,643,223
Fukuoka Financial Group, Inc.	143,808	2,728,626
Invesco Office J-REIT, Inc.	38,068	6,012,788
Itochu Techno-Solutions Corp.	147,710	4,773,217
J. Front Retailing Co., Ltd.	372,783	3,556,051
Japan Lifeline Co., Ltd.	187,033	2,373,653
Kewpie Corp.	91,233	2,075,103
Kose Corp.	21,361	3,027,486
K's Holdings Corp.	364,705	5,020,482
Kuraray Co., Ltd.	415,740	4,755,716
Kyoritsu Maintenance Co., Ltd.(3)	99,678	3,311,997
LaSalle Logiport REIT	1,728	2,620,229
Lion Corp.	200,706	3,912,602
Makita Corp.	93,485	4,015,357
Mitsui Fudosan Logistics Park, Inc.	588	2,907,889
Miura Co., Ltd.	109,086	5,902,345
Morinaga & Co., Ltd.	116,470	4,167,482
Nabtesco Corp.	127,163	5,818,740
Nohmi Bosai, Ltd.	257,480	5,015,200
Nomura Co., Ltd.	576,384	4,779,536

6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
OSG Corp.	190,122	$ 3,393,175
Penta-Ocean Construction Co., Ltd.	643,295	5,055,646
Sakata Seed Corp.	86,937	3,218,439
Sankyu, Inc.	99,732	4,388,131
Ship Healthcare Holdings, Inc.(3)	193,654	5,450,841
Sumco Corp.	220,428	5,051,621
Tosei Corp.	383,500	3,884,976
Yamaha Corp.	90,962	4,956,804
		$123,945,774
Luxembourg — 0.3%
APERAM S.A.	33,154	$ 1,490,552
		$ 1,490,552
Netherlands — 5.2%
Aalberts NV	93,689	$ 4,738,186
BE Semiconductor Industries NV	54,341	4,539,252
Euronext NV(1)	44,400	4,468,847
IMCD NV	47,261	6,551,840
NN Group NV	71,478	3,486,799
		$ 23,784,924
New Zealand — 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	134,062	$ 3,010,029
		$ 3,010,029
Norway — 0.6%
SpareBank 1 SR-Bank ASA	158,002	$ 1,941,961
TGS NOPEC Geophysical Co. ASA	40,167	638,441
		$ 2,580,402
Portugal — 0.4%
NOS SGPS S.A.(3)	535,005	$ 1,947,012
		$ 1,947,012
Singapore — 1.1%
Frasers Logistics & Commercial Trust	2,155,200	$ 2,327,985
XP Power, Ltd.	40,660	2,633,366
		$ 4,961,351
Spain — 1.5%
Acciona S.A.	16,455	$ 2,764,993
Inmobiliaria Colonial Socimi S.A.	438,289	4,244,903
		$ 7,009,896
Sweden — 7.2%
AddTech AB	375,494	$ 5,588,909
Assa Abloy AB, Class B	111,851	3,219,116
Security	Shares	Value
Sweden (continued)
Autoliv, Inc.	32,075	$ 2,976,560
Boliden AB	71,973	2,670,436
Bravida Holding AB(1)	464,103	6,394,897
Indutrade AB(2)	212,561	4,908,060
Lagercrantz Group AB, Class B	502,536	4,550,315
Thule Group AB(1)(2)	53,479	2,324,919
		$ 32,633,212
Switzerland — 6.3%
Belimo Holding AG	287	$ 2,320,378
Bossard Holding AG, Class A	13,988	3,069,002
Cembra Money Bank AG	23,933	2,637,455
Galenica AG(1)	61,125	3,811,181
Logitech International S.A.	44,847	4,703,289
Partners Group Holding AG	2,288	2,923,894
Sika AG	7,957	2,275,339
Straumann Holding AG	3,825	4,775,579
VZ Holding AG	26,682	2,208,561
		$ 28,724,678
United Kingdom — 21.8%
Abcam PLC(2)	184,993	$ 3,548,573
Ashtead Group PLC	124,403	7,426,311
Avast PLC(1)	780,630	4,906,473
Bellway PLC	64,291	3,015,422
Bodycote PLC	323,473	3,685,366
Capital & Counties Properties PLC	1,435,377	3,377,810
Compass Group PLC(2)	102,208	2,064,985
Cranswick PLC	68,841	3,446,708
Dechra Pharmaceuticals PLC	82,462	3,900,245
Diploma PLC	196,639	6,913,725
First Derivatives PLC(2)	46,243	1,692,395
Games Workshop Group PLC	43,252	5,942,335
Grainger PLC	1,024,601	3,767,804
Greggs PLC(2)	120,632	3,733,911
Halma PLC	154,675	5,060,448
Howden Joinery Group PLC(2)	668,274	6,752,652
InterContinental Hotels Group PLC(2)	45,497	3,128,798
JTC PLC(1)	432,748	3,684,284
Judges Scientific PLC	48,380	4,215,943
Lancashire Holdings, Ltd.	285,787	2,534,386
Nomad Foods, Ltd.(2)	206,508	5,670,710
RWS Holdings PLC	782,490	6,569,185

7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
St. James's Place PLC	249,718	$ 4,384,122
		$ 99,422,591
Total Common Stocks (identified cost $350,531,763)		$446,831,803

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Exchange-Traded Fund — 0.9%
Vanguard MSCI Australian Small Companies Index ETF	84,564	$ 4,194,880
Total Exchange-Traded Funds (identified cost $3,422,301)		$ 4,194,880

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$560	$ 543,856
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	111	103,439
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	142	118,053
Total High Social Impact Investments (identified cost $813,000)		$ 765,348

Short-Term Investments — 0.6%

Other — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	2,316,196	$ 2,316,427
Total Other (identified cost $2,316,427)		$ 2,316,427

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	520,010	$ 520,010
Total Securities Lending Collateral (identified cost $520,010)		$ 520,010
Total Short-Term Investments (identified cost $2,836,437)		$ 2,836,437

Total Investments — 99.8% (identified cost $357,603,501)	$454,628,468
Other Assets, Less Liabilities — 0.2%	$ 1,041,524
Net Assets — 100.0%	$455,669,992

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $37,701,594 or 8.3% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $11,630,334.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $765,348, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	27.6%
Consumer Discretionary	13.4
Financials	11.8
Information Technology	11.6
Real Estate	10.0
Health Care	8.3
Consumer Staples	7.1
Materials	4.5
Communication Services	2.2
Utilities	1.4
Exchange-Traded Funds	0.9
High Social Impact Investments	0.2
Energy	0.2
Total	99.2%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$560,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	111,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	142,000
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $354,727,074) - including $11,630,334 of securities on loan	$ 451,768,185
Investments in securities of affiliated issuers, at value (identified cost $2,876,427)	2,860,283
Cash denominated in foreign currency, at value (cost $14,055)	14,033
Receivable for capital shares sold	581,389
Dividends and interest receivable	1,262,272
Dividends and interest receivable - affiliated	3,054
Securities lending income receivable	13,658
Tax reclaims receivable	411,593
Directors' deferred compensation plan	187,053
Total assets	$457,101,520
Liabilities
Payable for capital shares redeemed	$ 148,721
Deposits for securities loaned	520,010
Payable to affiliates:
Investment advisory fee	290,807
Administrative fee	46,529
Distribution and service fees	22,192
Sub-transfer agency fee	9,744
Directors' deferred compensation plan	187,053
Other	495
Accrued expenses	205,977
Total liabilities	$ 1,431,528
Net Assets	$455,669,992
Sources of Net Assets
Paid-in capital	$ 364,903,918
Distributable earnings	90,766,074
Total	$455,669,992
Class A Shares
Net Assets	$ 81,568,775
Shares Outstanding	3,935,250
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.73
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 21.76
Class C Shares
Net Assets	$ 5,774,880
Shares Outstanding	286,066
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.19
Class I Shares
Net Assets	$ 306,551,293
Shares Outstanding	15,115,828
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.28
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class R6 Shares
Net Assets	$61,775,044
Shares Outstanding	3,047,785
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 20.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $296,413)	$ 2,654,352
Dividend income - affiliated issuers	2,244
Interest income	732
Interest income - affiliated issuers	6,096
Securities lending income, net	39,780
Total investment income	$ 2,703,204
Expenses
Investment advisory fee	$ 1,580,122
Administrative fee	252,820
Distribution and service fees:
Class A	95,379
Class C	28,187
Directors' fees and expenses	8,935
Custodian fees	28,891
Transfer agency fees and expenses	176,224
Accounting fees	56,905
Professional fees	17,105
Registration fees	38,917
Reports to shareholders	21,674
Miscellaneous	18,386
Total expenses	$ 2,323,545
Net investment income	$ 379,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 27,782,822
Investment securities - affiliated issuers	(271)
Foreign currency transactions	18,566
Net realized gain	$27,801,117
Change in unrealized appreciation (depreciation):
Investment securities	$ 31,336,491
Investment securities - affiliated issuers	(9,996)
Foreign currency	(24,807)
Net change in unrealized appreciation (depreciation)	$31,301,688
Net realized and unrealized gain	$59,102,805
Net increase in net assets from operations	$59,482,464
12
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 379,659	$ 2,144,241
Net realized gain (loss)	27,801,117	(15,851,827)
Net change in unrealized appreciation (depreciation)	31,301,688	53,471,708
Net increase in net assets from operations	$ 59,482,464	$ 39,764,122
Distributions to shareholders:
Class A	$ (413,572)	$ (779,888)
Class C	—	(27,023)
Class I	(2,243,218)	(3,424,730)
Class R6	(497,493)	(698,083)
Total distributions to shareholders	$ (3,154,283)	$ (4,929,724)
Capital share transactions:
Class A	$ 2,212,536	$ (1,492,764)
Class C	(551,290)	(1,558,025)
Class I	14,678,068	9,133,103
Class R6	5,710,653	(261,820)
Net increase in net assets from capital share transactions	$ 22,049,967	$ 5,820,494
Net increase in net assets	$ 78,378,148	$ 40,654,892
Net Assets
At beginning of period	$ 377,291,844	$ 336,636,952
At end of period	$455,669,992	$377,291,844
13
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.01	$ 16.18	$ 18.86	$ 18.70	$ 14.78	$ 14.58
Income (Loss) From Operations
Net investment income (loss)(1)	$ (—)(2)	$ 0.07	$ 0.18	$ 0.17	$ 0.03	$ 0.15(3)
Net realized and unrealized gain (loss)	2.83	1.95	(1.51)	1.20	4.04	0.63
Total income (loss) from operations	$ 2.83	$ 2.02	$ (1.33)	$ 1.37	$ 4.07	$ 0.78
Less Distributions
From net investment income	$ (0.11)	$ (0.19)	$ (0.23)	$ (0.24)	$ (0.15)	$ (0.11)
From net realized gain	—	—	(1.12)	(0.97)	—	(0.47)
Total distributions	$ (0.11)	$ (0.19)	$ (1.35)	$ (1.21)	$ (0.15)	$ (0.58)
Net asset value — End of period	$ 20.73	$ 18.01	$ 16.18	$ 18.86	$ 18.70	$ 14.78
Total Return(4)	15.72% (5)	12.57%	(6.77)%	7.62%	27.89%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,569	$68,940	$64,070	$65,994	$50,552	$107,429
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.30% (7)	1.32%	1.37%	1.38%	1.48%	1.49%
Net expenses	1.30% (7)	1.32%	1.35%	1.38%	1.48%	1.46%
Net investment income (loss)	(0.03)% (7)	0.42%	1.15%	0.91%	0.18%	1.07% (3)
Portfolio Turnover	28% (5)	62%	60%	60%	158%	52%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.51	$ 15.74	$ 18.37	$ 18.29	$ 14.43	$ 14.28
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.08)	$ (0.06)	$ 0.06	$ 0.03	$ (0.04)	$ 0.01(2)
Net realized and unrealized gain (loss)	2.76	1.90	(1.47)	1.18	3.91	0.61
Total income (loss) from operations	$ 2.68	$ 1.84	$ (1.41)	$ 1.21	$ 3.87	$ 0.62
Less Distributions
From net investment income	$ —	$ (0.07)	$ (0.10)	$ (0.16)	$ (0.01)	$ —
From net realized gain	—	—	(1.12)	(0.97)	—	(0.47)
Total distributions	$ —	$ (0.07)	$ (1.22)	$ (1.13)	$ (0.01)	$ (0.47)
Net asset value — End of period	$20.19	$17.51	$15.74	$18.37	$18.29	$14.43
Total Return(3)	15.31% (4)	11.68%	(7.49)%	6.92%	26.83%	4.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,775	$ 5,527	$ 6,532	$ 7,603	$ 5,850	$ 5,037
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.05% (6)	2.08%	2.12%	2.13%	2.61%	2.67%
Net expenses	2.05% (6)	2.08%	2.10%	2.13%	2.30%	2.44%
Net investment income (loss)	(0.80)% (6)	(0.37)%	0.38%	0.18%	(0.24)%	0.04% (2)
Portfolio Turnover	28% (4)	62%	60%	60%	158%	52%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.64	$ 15.86	$ 18.52	$ 18.42	$ 14.56	$ 14.38
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.11	$ 0.22	$ 0.23	$ 0.17	$ 0.19(2)
Net realized and unrealized gain (loss)	2.78	1.90	(1.49)	1.17	3.90	0.63
Total income (loss) from operations	$ 2.80	$ 2.01	$ (1.27)	$ 1.40	$ 4.07	$ 0.82
Less Distributions
From net investment income	$ (0.16)	$ (0.23)	$ (0.27)	$ (0.33)	$ (0.21)	$ (0.17)
From net realized gain	—	—	(1.12)	(0.97)	—	(0.47)
Total distributions	$ (0.16)	$ (0.23)	$ (1.39)	$ (1.30)	$ (0.21)	$ (0.64)
Net asset value — End of period	$ 20.28	$ 17.64	$ 15.86	$ 18.52	$ 18.42	$ 14.56
Total Return(3)	15.88% (4)	12.77%	(6.50)%	7.95%	28.44%	5.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$306,551	$254,350	$222,546	$230,748	$115,698	$69,319
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.05% (6)	1.07%	1.12%	1.13%	1.07%	1.17%
Net expenses	1.05% (6)	1.07%	1.10%	1.13%	1.07%	1.16%
Net investment income	0.23% (6)	0.67%	1.41%	1.23%	1.06%	1.35% (2)
Portfolio Turnover	28% (4)	62%	60%	60%	158%	52%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.008 per share and 0.06% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
16
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 17.64	$ 15.86	$ 15.14
Income (Loss) From Operations
Net investment income(2)	$ 0.03	$ 0.12	$ 0.16
Net realized and unrealized gain	2.77	1.91	0.56
Total income from operations	$ 2.80	$ 2.03	$ 0.72
Less Distributions
From net investment income	$ (0.17)	$ (0.25)	$ —
Total distributions	$ (0.17)	$ (0.25)	$ —
Net asset value — End of period	$ 20.27	$ 17.64	$ 15.86
Total Return(3)	15.92% (4)	12.87%	4.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,775	$48,475	$43,489
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.98% (6)	1.00%	1.08% (6)
Net expenses	0.98% (6)	1.00%	1.05% (6)
Net investment income	0.30% (6)	0.74%	1.53% (6)
Portfolio Turnover	28% (4)	62%	60% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
17
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
18

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 21,362,449	$ —	$ 21,362,449
Austria	—	3,137,308	—	3,137,308
Belgium	—	9,544,359	—	9,544,359
Canada	11,526,439	—	—	11,526,439
China	—	5,265,029	—	5,265,029
Finland	—	3,512,216	—	3,512,216
France	—	3,748,531	—	3,748,531
Germany	—	12,791,388	—	12,791,388
Hong Kong	—	2,303,042	—	2,303,042
Ireland	—	10,076,805	—	10,076,805
Israel	—	3,692,398	—	3,692,398
Italy	—	30,361,418	—	30,361,418
Japan	—	123,945,774	—	123,945,774
Luxembourg	—	1,490,552	—	1,490,552
Netherlands	—	23,784,924	—	23,784,924
New Zealand	—	3,010,029	—	3,010,029
Norway	—	2,580,402	—	2,580,402
Portugal	—	1,947,012	—	1,947,012
Singapore	—	4,961,351	—	4,961,351
Spain	—	7,009,896	—	7,009,896
Sweden	2,976,560	29,656,652	—	32,633,212
Switzerland	—	28,724,678	—	28,724,678
United Kingdom	5,670,710	93,751,881	—	99,422,591
Total Common Stocks	$20,173,709	$426,658,094 (1)	$ —	$446,831,803
Exchange-Traded Funds	$ —	$ 4,194,880	$ —	$ 4,194,880
High Social Impact Investments	—	765,348	—	765,348
Short-Term Investments:
Other	—	2,316,427	—	2,316,427
19

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 520,010	$ —	$ —	$ 520,010
Total Investments	$20,693,719	$433,934,749	$ —	$454,628,468

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
20

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $1,580,122. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, CRM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. Effective October 21, 2019, EVAIL uses the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. EVGA has entered into a Memorandum of Understanding with EVAIL pursuant to which EVGA is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, no expenses were waived or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $252,820.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $95,379 and $28,187 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $9,371 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2021.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $19,297 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $297, which is included in miscellaneous expense on the Statement of Operations.
21

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $137,633,365 and $113,358,515, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $28,228,697 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $14,639,827 are short-term and $13,588,870 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$363,768,470
Gross unrealized appreciation	$ 96,676,471
Gross unrealized depreciation	(5,816,473)
Net unrealized appreciation	$ 90,859,998
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $11,630,334 and the total value of collateral received was $12,486,645, comprised of cash of $520,010 and U.S. government and/or agencies securities of $11,966,635.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$520,010	$ —	$ —	$ —	$520,010
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
22

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2021, the value of the Fund’s investment in the Notes and affiliated funds was $2,860,283, which represents 0.6% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$1,153,307	$ —	$ (1,159,184)	$ —	$ 5,877	$ —	$ 3,623	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	560,000	—	—	(16,144)	543,856	2,473	560,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,486,807	58,127,424	(59,297,804)	(271)	271	2,316,427	2,244	2,316,196
Totals				$(271)	$ (9,996)	$2,860,283	$8,340

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	378,086	$ 7,591,025	822,650	$ 13,491,146
Reinvestment of distributions	19,781	396,014	43,505	747,852
Shares redeemed	(312,365)	(6,193,436)	(1,019,287)	(16,110,110)
Converted from Class C	21,640	418,933	22,403	378,348
Net increase (decrease)	107,142	$ 2,212,536	(130,729)	$ (1,492,764)
23

Calvert
International Opportunities Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	16,774	$ 328,287	45,986	$ 757,758
Reinvestment of distributions	—	—	1,462	24,586
Shares redeemed	(24,080)	(460,644)	(123,807)	(1,962,021)
Converted to Class A	(22,271)	(418,933)	(22,963)	(378,348)
Net decrease	(29,577)	$ (551,290)	(99,322)	$ (1,558,025)
Class I
Shares sold	2,742,247	$ 53,671,509	6,321,766	$100,246,560
Reinvestment of distributions	101,329	1,984,025	174,421	2,932,018
Shares redeemed	(2,144,369)	(40,977,466)	(6,114,835)	(94,045,475)
Net increase	699,207	$ 14,678,068	381,352	$ 9,133,103
Class R6
Shares sold	415,932	$ 7,831,935	250,188	$ 3,942,427
Reinvestment of distributions	25,434	497,493	41,577	698,083
Shares redeemed	(141,382)	(2,618,775)	(286,587)	(4,902,330)
Net increase (decrease)	299,984	$ 5,710,653	5,178	$ (261,820)
At March 31, 2021, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 10.4% of the value of the outstanding shares of the Fund.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
International Opportunities Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert International Opportunities Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	12,077,060.838	102,147.958	668,180.397	0
Proposal 2	12,014,568.440	127,440.432	705,380.321	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1 and Proposal 2.
25

Calvert
International Opportunities Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert International Opportunities Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert International Opportunities Fund	Calvert Research and Management	Eaton Vance Advisers International Ltd.
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
26

Calvert
International Opportunities Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
27

Calvert
International Opportunities Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
28

Calvert
International Opportunities Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24212     3.31.21

Calvert
International Equity Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
International Equity Fund

Calvert
International Equity Fund
March 31, 2021
Performance

Portfolio Managers Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	16.64%	45.44%	10.73%	6.01%
Class A with 4.75% Maximum Sales Charge	—	—	11.12	38.57	9.66	5.50
Class C at NAV	03/01/1994	07/02/1992	16.24	44.42	9.92	5.16
Class C with 1% Maximum Sales Charge	—	—	15.24	43.42	9.92	5.16
Class I at NAV	02/26/1999	07/02/1992	16.83	45.92	11.11	6.53
Class R6 at NAV	03/07/2019	07/02/1992	16.81	45.92	11.13	6.54

MSCI EAFE Index	—	—	20.08%	44.57%	8.84%	5.52%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.27%	2.02%	1.02%	0.98%
Net	1.14	1.89	0.89	0.85
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Equity Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)
Nestle S.A.	4.2%
Sanofi	3.7
ASML Holding NV	3.5
Iberdrola S.A.	3.0
Unilever PLC	2.9
Schneider Electric SE	2.9
LVMH Moet Hennessy Louis Vuitton SE	2.8
Novo Nordisk A/S, Class B	2.8
CSL, Ltd.	2.7
AIA Group, Ltd.	2.7
Total	31.2%

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Equity Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
International Equity Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,166.40	$ 6.16**	1.14%
Class C	$1,000.00	$1,162.40	$10.19 **	1.89%
Class I	$1,000.00	$1,168.30	$ 4.81**	0.89%
Class R6	$1,000.00	$1,168.10	$ 4.59**	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.25	$ 5.74**	1.14%
Class C	$1,000.00	$1,015.51	$ 9.50**	1.89%
Class I	$1,000.00	$1,020.49	$ 4.48**	0.89%
Class R6	$1,000.00	$1,020.69	$ 4.28**	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
5

Calvert
International Equity Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 2.7%
CSL, Ltd.	109,710	$ 22,172,809
		$ 22,172,809
Belgium — 2.0%
KBC Group NV(1)	229,556	$ 16,702,821
		$ 16,702,821
Denmark — 2.8%
Novo Nordisk A/S, Class B	338,864	$ 22,833,879
		$ 22,833,879
France — 14.8%
Alstom S.A.(1)	303,075	$ 15,101,319
Dassault Systemes SE	67,715	14,473,321
LVMH Moet Hennessy Louis Vuitton SE	34,465	23,020,932
Safran S.A.(1)	109,769	14,931,599
Sanofi	306,975	30,354,963
Schneider Electric SE	153,133	23,327,535
		$121,209,669
Germany — 4.4%
adidas AG(1)	64,822	$ 20,249,786
Infineon Technologies AG	378,182	16,090,728
		$ 36,340,514
Hong Kong — 2.7%
AIA Group, Ltd.	1,803,672	$ 22,071,112
		$ 22,071,112
India — 2.0%
HDFC Bank, Ltd.(1)	809,310	$ 16,574,683
		$ 16,574,683
Ireland — 8.3%
CRH PLC	460,526	$ 21,551,096
DCC PLC	221,943	19,251,276
Kerry Group PLC, Class A	116,795	14,586,408
Kingspan Group PLC	143,729	12,159,354
		$ 67,548,134
Japan — 15.0%
Kao Corp.	279,341	$ 18,483,612
Keyence Corp.	28,267	12,882,856
Olympus Corp.	633,100	13,132,957
ORIX Corp.	992,700	16,789,322
Pan Pacific International Holdings Corp.	550,200	12,987,145
Recruit Holdings Co., Ltd.	394,707	19,382,561
Security	Shares	Value
Japan (continued)
SMC Corp.	22,000	$ 12,812,359
Yamaha Corp.	290,700	15,841,152
		$122,311,964
Netherlands — 3.5%
ASML Holding NV	46,427	$ 28,486,178
		$ 28,486,178
New Zealand — 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	433,437	$ 9,731,752
		$ 9,731,752
Norway — 2.5%
DNB ASA	946,834	$ 20,189,273
		$ 20,189,273
Singapore — 2.7%
DBS Group Holdings, Ltd.	1,023,828	$ 21,952,285
		$ 21,952,285
South Africa — 0.9%
Naspers, Ltd., Class N	32,258	$ 7,726,121
		$ 7,726,121
Spain — 5.4%
Amadeus IT Group S.A.(1)	276,893	$ 19,722,557
Iberdrola S.A.	1,881,819	24,288,488
		$ 44,011,045
Sweden — 5.2%
Assa Abloy AB, Class B	576,649	$ 16,596,187
Indutrade AB(1)	505,087	11,662,522
Svenska Handelsbanken AB, Class A(2)	1,317,932	14,327,504
		$ 42,586,213
Switzerland — 7.1%
Lonza Group AG	22,430	$ 12,545,088
Nestle S.A.	308,186	34,355,462
Straumann Holding AG	9,029	11,272,865
		$ 58,173,415
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	125,204	$ 14,809,129
		$ 14,809,129
United Kingdom — 14.2%
Abcam PLC(1)	365,003	$ 7,001,561
AstraZeneca PLC	202,390	20,200,237
Compass Group PLC(1)	766,279	15,481,713

6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Halma PLC	395,374	$ 12,935,314
London Stock Exchange Group PLC	183,501	17,542,601
RELX PLC	765,080	19,188,803
Unilever PLC	427,167	23,835,804
		$116,186,033
Total Common Stocks (identified cost $674,136,543)		$811,617,029

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 854,629
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	220	205,016
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	283	235,275
Total High Social Impact Investments (identified cost $1,383,000)		$ 1,294,920

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Venture Capital — 0.0%(6)
Bioceptive, Inc.:
Series A(1)(4)(7)	582,574	$ 0
Series B(1)(4)(7)	40,523	0
FINAE, Series D(1)(4)(7)	2,597,442	105,476
Total Preferred Stocks (identified cost $491,304)		$ 105,476

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(1)(4)(7)	$ 1,145,522
Blackstone Clean Technology Partners L.P.(1)(4)(7)	0
Emerald Sustainability Fund I L.P.(1)(4)(7)	55,276
gNet Defta Development Holding LLC(1)(3)(4)(7)	236,084
SEAF India International Growth Fund L.P.(1)(4)(7)	11,222
Total Venture Capital Limited Partnership Interests (identified cost $2,053,858)	$ 1,448,104

Short-Term Investments — 3.9%

Other — 3.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(8)	24,228,993	$ 24,231,416
Total Other (identified cost $24,231,416)		$ 24,231,416

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	7,588,362	$ 7,588,362
Total Securities Lending Collateral (identified cost $7,588,362)		$ 7,588,362
Total Short-Term Investments (identified cost $31,819,778)		$ 31,819,778

Total Investments — 103.4% (identified cost $709,884,483)	$846,285,307
Other Assets, Less Liabilities — (3.4)%(6)	$ (28,031,627)
Net Assets — 100.0%	$818,253,680

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $7,142,391.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $2,848,500, which represents 0.3% of the net assets of the Fund as of March 31, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.

7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	20.1%
Health Care	18.2
Financials	17.9
Information Technology	14.6
Consumer Discretionary	11.6
Consumer Staples	11.2
Utilities	3.0
Materials	2.6
Venture Capital	0.2
High Social Impact Investments	0.1
Total	99.5%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	62,975
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	220,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	283,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $684,373,067) - including $7,142,391 of securities on loan	$ 820,963,178
Investments in securities of affiliated issuers, at value (identified cost $25,511,416)	25,322,129
Cash denominated in foreign currency, at value (cost $509,212)	509,261
Receivable for investments sold	980,405
Receivable for capital shares sold	2,964,146
Dividends and interest receivable	1,122,394
Dividends and interest receivable - affiliated	4,506
Securities lending income receivable	18,852
Tax reclaims receivable	464,594
Receivable from affiliates	67,932
Directors' deferred compensation plan	126,426
Other assets	1,077
Total assets	$852,544,900
Liabilities
Payable for investments purchased	$ 25,340,158
Payable for capital shares redeemed	356,703
Deposits for securities loaned	7,588,362
Payable to affiliates:
Investment advisory fee	453,369
Administrative fee	81,935
Distribution and service fees	42,635
Sub-transfer agency fee	26,052
Directors' deferred compensation plan	126,426
Accrued expenses	275,580
Total liabilities	$ 34,291,220
Commitments and contingent liabilities (Note 10)
Net Assets	$818,253,680
Sources of Net Assets
Paid-in capital	$ 659,382,747
Distributable earnings	158,870,933
Total	$818,253,680
Class A Shares
Net Assets	$ 174,979,063
Shares Outstanding	7,386,428
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.69
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 24.87
Class C Shares
Net Assets	$ 7,028,688
Shares Outstanding	348,200
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.19
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$478,001,211
Shares Outstanding	18,874,860
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.32
Class R6 Shares
Net Assets	$158,244,718
Shares Outstanding	6,256,646
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $509,590)	$ 3,963,731
Dividend income - affiliated issuers	2,750
Non-cash dividend income	280,609
Interest income	1,423
Interest income - affiliated issuers	6,638
Securities lending income, net	92,714
Total investment income	$ 4,347,865
Expenses
Investment advisory fee	$ 2,323,391
Administrative fee	418,578
Distribution and service fees:
Class A	200,405
Class C	32,845
Directors' fees and expenses	13,706
Custodian fees	49,901
Transfer agency fees and expenses	334,612
Accounting fees	82,397
Professional fees	25,475
Registration fees	61,652
Reports to shareholders	19,575
Miscellaneous	27,449
Total expenses	$ 3,589,986
Waiver and/or reimbursement of expenses by affiliates	$ (274,377)
Net expenses	$ 3,315,609
Net investment income	$ 1,032,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $39,688)	$ 34,153,758
Investment securities - affiliated issuers	(201)
Foreign currency transactions	(79,439)
Net realized gain	$34,074,118
Change in unrealized appreciation (depreciation):
Investment securities	$ 62,839,319
Investment securities - affiliated issuers	(24,777)
Foreign currency	(16,015)
Net change in unrealized appreciation (depreciation)	$62,798,527
Net realized and unrealized gain	$96,872,645
Net increase in net assets from operations	$97,904,901
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,032,256	$ 1,879,111
Net realized gain	34,074,118	7,589,596
Net change in unrealized appreciation (depreciation)	62,798,527	46,817,542
Net increase in net assets from operations	$ 97,904,901	$ 56,286,249
Distributions to shareholders:
Class A	$ (313,091)	$ (1,227,749)
Class C	—	(23,398)
Class I	(1,619,435)	(1,178,120)
Class R6	(712,823)	(769,016)
Total distributions to shareholders	$ (2,645,349)	$ (3,198,283)
Capital share transactions:
Class A	$ 13,089,996	$ 11,502,065
Class C	(76,706)	(608,336)
Class I	147,765,573	169,404,832
Class R6	16,060,396	62,129,683
Net increase in net assets from capital share transactions	$176,839,259	$242,428,244
Net increase in net assets	$272,098,811	$295,516,210
Net Assets
At beginning of period	$ 546,154,869	$ 250,638,659
At end of period	$818,253,680	$546,154,869
12
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 20.35	$ 18.18	$ 17.53	$ 17.10	$ 15.49	$ 15.62
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.06	$ 0.22	$ 0.19	$ 0.17	$ 0.34(2)
Net realized and unrealized gain (loss)	3.37	2.30	0.61	0.50	1.84	(0.33)
Total income from operations	$ 3.38	$ 2.36	$ 0.83	$ 0.69	$ 2.01	$ 0.01
Less Distributions
From net investment income	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)	$ (0.14)
Total distributions	$ (0.04)	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)	$ (0.14)
Net asset value — End of period	$ 23.69	$ 20.35	$ 18.18	$ 17.53	$ 17.10	$ 15.49
Total Return(3)	16.64% (4)	13.02%	4.93%	4.02%	13.43%	0.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,979	$138,810	$112,923	$114,915	$126,669	$156,757
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.22% (6)	1.27%	1.46%	1.47%	1.58%	1.62%
Net expenses	1.14% (6)	1.14%	1.27%	1.32%	1.35%	1.38%
Net investment income	0.06% (6)	0.33%	1.26%	1.09%	1.08%	2.20% (2)
Portfolio Turnover	24% (4)	47%	51%	48%	138%	94%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.013 per share and 0.08% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.37	$ 15.54	$ 15.00	$ 14.68	$ 13.31	$ 13.47
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.07)	$ (0.07)	$ 0.03	$ 0.06	$ 0.05	$ 0.19(2)
Net realized and unrealized gain (loss)	2.89	1.96	0.58	0.42	1.59	(0.28)
Total income (loss) from operations	$ 2.82	$ 1.89	$ 0.61	$ 0.48	$ 1.64	$ (0.09)
Less Distributions
From net investment income	$ —	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)	$ (0.07)
Total distributions	$ —	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)	$ (0.07)
Net asset value — End of period	$20.19	$17.37	$15.54	$ 15.00	$ 14.68	$ 13.31
Total Return(3)	16.24% (4)	12.17%	4.15%	3.23%	12.60%	(0.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,029	$ 6,157	$ 6,122	$11,149	$12,013	$13,613
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.97% (6)	2.02%	2.21%	2.22%	2.54%	2.55%
Net expenses	1.89% (6)	1.89%	2.03%	2.07%	2.10%	2.14%
Net investment income (loss)	(0.70)% (6)	(0.43)%	0.23%	0.39%	0.35%	1.42% (2)
Portfolio Turnover	24% (4)	47%	51%	48%	138%	94%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.011 per share and 0.08% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 21.77	$ 19.43	$ 18.72	$ 18.24	$ 16.53	$ 16.73
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.13	$ 0.28	$ 0.27	$ 0.21	$ 0.44(2)
Net realized and unrealized gain (loss)	3.60	2.45	0.66	0.53	2.01	(0.36)
Total income from operations	$ 3.65	$ 2.58	$ 0.94	$ 0.80	$ 2.22	$ 0.08
Less Distributions
From net investment income	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)	$ (0.28)
Total distributions	$ (0.10)	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)	$ (0.28)
Net asset value — End of period	$ 25.32	$ 21.77	$ 19.43	$ 18.72	$ 18.24	$ 16.53
Total Return(3)	16.83% (4)	13.31%	5.25%	4.37%	13.89%	0.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$478,001	$279,039	$82,261	$64,739	$72,503	$140,129
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.97% (6)	1.02%	1.20%	1.22%	1.06%	1.04%
Net expenses	0.89% (6)	0.89%	0.98%	0.95%	0.96%	0.95%
Net investment income	0.39% (6)	0.61%	1.52%	1.44%	1.28%	2.67% (2)
Portfolio Turnover	24% (4)	47%	51%	48%	138%	94%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 21.76	$ 19.44	$ 17.79
Income (Loss) From Operations
Net investment income(2)	$ 0.04	$ 0.13	$ 0.28
Net realized and unrealized gain	3.61	2.46	1.37
Total income from operations	$ 3.65	$ 2.59	$ 1.65
Less Distributions
From net investment income	$ (0.12)	$ (0.27)	$ —
Total distributions	$ (0.12)	$ (0.27)	$ —
Net asset value — End of period	$ 25.29	$ 21.76	$ 19.44
Total Return(3)	16.81% (4)	13.34%	9.27% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,245	$122,150	$49,332
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.92% (6)	0.98%	1.14% (6)
Net expenses	0.85% (6)	0.85%	0.96% (6)
Net investment income	0.35% (6)	0.64%	2.62% (6)
Portfolio Turnover	24% (4)	47%	51% (7)

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the
17

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Notes to Financial Statements (Unaudited) — continued

preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 22,172,809	$ —	$ 22,172,809
Belgium	—	16,702,821	—	16,702,821
Denmark	—	22,833,879	—	22,833,879
France	—	121,209,669	—	121,209,669
Germany	—	36,340,514	—	36,340,514
Hong Kong	—	22,071,112	—	22,071,112
India	—	16,574,683	—	16,574,683
Ireland	—	67,548,134	—	67,548,134
Japan	—	122,311,964	—	122,311,964
Netherlands	—	28,486,178	—	28,486,178
New Zealand	—	9,731,752	—	9,731,752
Norway	—	20,189,273	—	20,189,273
Singapore	—	21,952,285	—	21,952,285
South Africa	—	7,726,121	—	7,726,121
Spain	—	44,011,045	—	44,011,045
Sweden	—	42,586,213	—	42,586,213
Switzerland	—	58,173,415	—	58,173,415
Taiwan	14,809,129	—	—	14,809,129
United Kingdom	—	116,186,033	—	116,186,033
Total Common Stocks	$14,809,129	$796,807,900 (2)	$ —	$811,617,029
High Social Impact Investments	$ —	$ 1,294,920	$ —	$ 1,294,920
Preferred Stocks - Venture Capital	—	—	105,476	105,476
18

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International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Venture Capital Limited Partnership Interests	$ —	$ —	$ 1,448,104	$ 1,448,104
Short-Term Investments:
Other	—	24,231,416	—	24,231,416
Securities Lending Collateral	7,588,362	—	—	7,588,362
Total Investments	$22,397,491	$822,334,236	$1,553,580	$846,285,307

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
19

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International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily net assets: 0.680% on the first $250 million, 0.665% on the next $250 million and 0.650% on the excess of $500 million, and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $2,323,391 or 0.66% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, CRM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM and EVAIL waived or reimbursed expenses in total of $274,377.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $418,578.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $200,405 and $32,845 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $20,961 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $52,501 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an
20

Calvert
International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $824, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $343,248,130 and $162,533,673, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $12,205,691 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $12,205,691 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$710,300,205
Gross unrealized appreciation	$ 140,369,767
Gross unrealized depreciation	(4,384,665)
Net unrealized appreciation	$135,985,102
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $7,142,391 and the total value of collateral received was $7,588,362, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
21

Calvert
International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,588,362	$ —	$ —	$ —	$7,588,362
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2021.
7  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
22

Calvert
International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2021, the value of the Fund's investment in the Notes and affiliated companies and funds was $25,322,129, which represents 3.1% of the Fund's net assets. Transactions in the Notes and affiliated companies and funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 875,888	$ —	$ (880,352)	$ —	$ 4,464	$ —	$ 2,751	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	880,000	—	—	(25,371)	854,629	3,887	880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	240,155	—	—	—	(4,071)	236,084	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,460,073	163,858,821	(142,087,478)	(201)	201	24,231,416	2,750	24,228,993
Totals				$(201)	$ (24,777)	$25,322,129	$9,388

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	991,743	$ 22,873,887	1,724,584	$ 32,394,311
Reinvestment of distributions	12,947	297,262	58,651	1,173,605
Shares redeemed	(483,473)	(11,065,686)	(1,192,704)	(22,436,819)
Converted from Class C	43,550	984,533	20,201	370,968
Net increase	564,767	$ 13,089,996	610,732	$ 11,502,065
Class C
Shares sold	69,392	$ 1,379,636	62,754	$ 1,001,289
Reinvestment of distributions	—	—	1,299	22,301
Shares redeemed	(24,585)	(471,809)	(79,953)	(1,260,958)
Converted to Class A	(51,079)	(984,533)	(23,600)	(370,968)
Net decrease	(6,272)	$ (76,706)	(39,500)	$ (608,336)
23

Calvert
International Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	8,822,414	$ 215,093,746	10,517,537	$ 207,907,620
Reinvestment of distributions	63,273	1,552,097	51,969	1,110,065
Shares redeemed	(2,828,189)	(68,880,270)	(1,985,028)	(39,612,853)
Net increase	6,057,498	$147,765,573	8,584,478	$169,404,832
Class R6
Shares sold	1,363,090	$ 32,999,673	3,379,540	$ 68,130,481
Reinvestment of distributions	25,420	622,532	35,319	753,700
Shares redeemed	(745,125)	(17,561,809)	(339,429)	(6,754,498)
Net increase	643,385	$ 16,060,396	3,075,430	$ 62,129,683
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $28,457 at March 31, 2021. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2021 were as follows:
Name of Investment	Unfunded Commitment
Africa Renewable Energy Fund L.P.	$ 10,449
Blackstone Clean Technology Partners L.P.	508
SEAF India International Growth Fund L.P.	17,500
Total	$28,457
24

Calvert
International Equity Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert International Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	19,234,338.590	153,031.749	745,038.478	0
Proposal 2	19,121,263.796	196,460.399	814,684.621	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1 and Proposal 2.
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Calvert
International Equity Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert International Equity Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert International Equity Fund	Calvert Research and Management	Eaton Vance Advisers International Ltd.
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
26

Calvert
International Equity Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
27

Calvert
International Equity Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
28

Calvert
International Equity Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208     3.31.21

Calvert
Emerging Markets Equity Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
Emerging Markets Equity Fund

Calvert
Emerging Markets Equity Fund
March 31, 2021
Performance

Portfolio Manager Kunjal Gala of Hermes Investment Management Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	23.39%	67.01%	14.26%	9.48%
Class A with 4.75% Maximum Sales Charge	—	—	17.56	59.03	13.15	8.85
Class C at NAV	10/29/2012	10/29/2012	22.93	65.81	13.41	8.59
Class C with 1% Maximum Sales Charge	—	—	21.93	64.81	13.41	8.59
Class I at NAV	10/29/2012	10/29/2012	23.56	67.48	14.61	9.84
Class R6 at NAV	02/01/2018	10/29/2012	23.62	67.58	14.62	9.84

MSCI Emerging Markets Index	—	—	22.43%	58.39%	12.06%	5.87%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.27%	2.02%	1.02%	0.95%
Net	1.24	1.99	0.99	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Equity Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Samsung Electronics Co., Ltd.	8.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.8
Alibaba Group Holding, Ltd.	5.1
Prosus NV	4.5
Tencent Holdings, Ltd.	3.8
KB Financial Group, Inc.	2.8
Techtronic Industries Co., Ltd.	2.6
NARI Technology Co., Ltd., Class A	2.6
Yandex NV, Class A	2.5
AIA Group, Ltd.	2.4
Total	41.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Emerging Markets Equity Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked. Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notices to Shareholders
Effective March 31, 2021, the portfolio manager of the Fund is Kunjal Gala.
Effective at the close of business on May 14, 2021, the Fund discontinued all sales of its shares, except shares purchased by:
(1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) qualified retirement plans; (3) accounts included in an asset allocation model provided by Calvert Research and Management; or (4) fee-based programs (a) sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm (e.g., model portfolios managed by a firm or its investment committee) and (b) that selected the Fund as of the close of business on
May 14, 2021. Sales of Fund shares may be further restricted or re-opened in the future.

4

Calvert
Emerging Markets Equity Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,233.90	$ 6.91**	1.24%
Class C	$1,000.00	$1,229.30	$11.06 **	1.99%
Class I	$1,000.00	$1,235.60	$ 5.52**	0.99%
Class R6	$1,000.00	$1,236.20	$ 5.13**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%
Class R6	$1,000.00	$1,020.34	$ 4.63**	0.92%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Equity Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Brazil — 3.9%
BB Seguridade Participacoes S.A.	10,820,467	$ 46,617,986
Duratex S.A.	13,812,041	45,863,048
Hapvida Participacoes e Investimentos S.A.(1)	2,152,417	5,690,168
Natura & Co. Holding S.A.(2)	3,889,179	33,262,874
WEG S.A.	3,237,700	42,888,244
		$ 174,322,320
China — 25.1%
Alibaba Group Holding, Ltd.(2)	8,103,429	$ 230,239,514
Alibaba Group Holding, Ltd. ADR(2)	192,493	43,643,938
Autohome, Inc., Class A(2)(3)	312,900	7,458,146
Autohome, Inc. ADR	371,106	34,613,056
Baozun, Inc. ADR(2)(3)	2,746,072	104,735,186
China Communications Services Corp., Ltd., Class H	82,007,457	36,944,032
China Mengniu Dairy Co., Ltd.	14,831,310	85,439,506
China Merchants Bank Co., Ltd., Class H	12,817,000	98,193,464
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,285,916	98,691,726
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,884,321	43,413,971
NARI Technology Co., Ltd., Class A	24,034,437	114,684,729
Shenzhen International Holdings, Ltd.	32,902,373	55,247,622
Tencent Holdings, Ltd.	2,156,696	172,120,550
		$1,125,425,440
Egypt — 0.3%
Commercial International Bank Egypt SAE	3,347,740	$ 12,356,827
		$ 12,356,827
Hong Kong — 8.1%
AIA Group, Ltd.	8,902,875	$ 108,942,395
Alibaba Health Information Technology, Ltd.(2)	14,474,000	41,356,769
Samsonite International S.A.(1)(2)	32,048,132	62,325,415
SITC International Holdings Co., Ltd.	10,178,000	34,638,846
Techtronic Industries Co., Ltd.	6,849,790	117,431,390
		$ 364,694,815
Hungary — 1.3%
Richter Gedeon Nyrt	2,063,087	$ 60,826,379
		$ 60,826,379
India — 12.8%
Bajaj Finance, Ltd.	578,475	$ 40,865,644
Bajaj Finserv, Ltd.	28,084	3,728,500
Bharat Forge, Ltd.	7,419,733	60,719,245
Container Corp. of India, Ltd.	5,935,917	48,656,979
Dabur India, Ltd.	1,980,724	14,653,303
HCL Technologies, Ltd.	3,971,409	53,606,268
Security	Shares	Value
India (continued)
HDFC Bank, Ltd. ADR(2)	1,038,269	$ 80,663,119
Hero MotoCorp, Ltd.	1,053,060	42,143,707
ICICI Bank, Ltd.(2)	9,895,500	79,246,692
Motherson Sumi Systems, Ltd.	17,574,281	48,586,473
SBI Life Insurance Co., Ltd.(1)(2)	4,346,108	52,380,206
Tech Mahindra, Ltd.	3,495,915	47,694,645
		$ 572,944,781
Indonesia — 3.4%
Bank Central Asia Tbk PT	25,820,900	$ 55,297,962
Bank Rakyat Indonesia Persero Tbk PT	172,973,275	52,477,379
Unilever Indonesia Tbk PT	94,945,100	43,011,341
		$ 150,786,682
Mexico — 3.9%
Grupo Financiero Banorte SAB de CV, Class O(2)	17,736,367	$ 100,008,136
Wal-Mart de Mexico SAB de CV	23,318,649	73,642,643
		$ 173,650,779
Peru — 1.3%
Credicorp, Ltd.	427,999	$ 58,451,823
		$ 58,451,823
Russia — 4.0%
Mail.ru Group, Ltd. GDR(2)	1,046,567	$ 23,911,309
Polymetal International PLC	2,313,634	45,264,590
Yandex NV, Class A(2)	1,721,643	110,288,450
		$ 179,464,349
South Africa — 4.4%
Prosus NV(3)	1,795,033	$ 199,923,252
		$ 199,923,252
South Korea — 13.6%
KB Financial Group, Inc.	2,518,104	$ 124,111,205
LG Household & Health Care, Ltd.	48,774	67,680,145
NCSoft Corp.	55,093	42,583,752
Samsung Electronics Co., Ltd.	5,216,798	377,407,285
		$ 611,782,387
Sweden — 2.0%
Epiroc AB, Class A	4,019,410	$ 91,056,394
		$ 91,056,394
Taiwan — 13.4%
Accton Technology Corp.	5,867,000	$ 57,039,849
Advantech Co., Ltd.	3,274,113	40,842,076
Chipbond Technology Corp.	18,705,000	51,065,016

6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	10,483,000	$ 106,911,919
LandMark Optoelectronics Corp.	4,284,900	40,632,962
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,569,327	303,899,997
		$ 600,391,819
Turkey — 0.3%
BIM Birlesik Magazalar AS	1,865,055	$ 15,974,338
		$ 15,974,338
United Arab Emirates — 0.0%
NMC Health PLC(2)(4)	2,704,917	$ 0
		$ 0
Total Common Stocks (identified cost $3,280,510,054)		$4,392,052,385

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(5)(6)	$5,170	$ 5,020,949
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(6)(7)	43	40,071
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(6)(7)	56	46,556
Total High Social Impact Investments (identified cost $5,269,000)		$ 5,107,576

Short-Term Investments — 2.7%

Other — 2.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(8)	112,589,078	$ 112,600,337
Total Other (identified cost $112,600,337)		$ 112,600,337

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	7,227,680	$ 7,227,680
Total Securities Lending Collateral (identified cost $7,227,680)		$ 7,227,680
Total Short-Term Investments (identified cost $119,828,017)		$ 119,828,017

Total Investments — 100.6% (identified cost $3,405,607,071)	$4,516,987,978
Other Assets, Less Liabilities — (0.6)%	$ (27,717,949)
Net Assets — 100.0%	$4,489,270,029

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $120,395,789 or 2.7% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $10,110,243.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	May be deemed to be an affiliated company (see Note 7).
(6)	Restricted security. Total market value of restricted securities amounts to $5,107,576, which represents 0.1% of the net assets of the Fund as of March 31, 2021.
(7)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.

7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.0%
Financials	20.3
Consumer Discretionary	19.9
Industrials	12.1
Communication Services	8.7
Consumer Staples	7.4
Health Care	3.4
Materials	2.0
High Social Impact Investments	0.1
Total	97.9%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	43,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	56,000

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $3,287,836,734) - including $10,110,243 of securities on loan	$ 4,399,366,692
Investments in securities of affiliated issuers, at value (identified cost $117,770,337)	117,621,286
Cash denominated in foreign currency, at value (cost $14,580,428)	14,412,311
Receivable for investments sold	15,900,299
Receivable for capital shares sold	23,369,091
Dividends and interest receivable	11,144,466
Dividends and interest receivable - affiliated	30,986
Securities lending income receivable	3,987
Directors' deferred compensation plan	758,778
Total assets	$4,582,607,896
Liabilities
Payable for investments purchased	$ 58,467,614
Payable for capital shares redeemed	4,726,820
Payable for foreign capital gain taxes	17,351,211
Deposits for securities loaned	7,227,680
Payable to affiliates:
Investment advisory fee	2,824,382
Administrative fee	451,901
Distribution and service fees	85,184
Sub-transfer agency fee	35,195
Directors' deferred compensation plan	758,778
Other	62,715
Accrued expenses	1,346,387
Total liabilities	$ 93,337,867
Net Assets	$4,489,270,029
Sources of Net Assets
Paid-in capital	$ 3,415,226,236
Distributable earnings	1,074,043,793
Total	$4,489,270,029
Class A Shares
Net Assets	$ 248,628,751
Shares Outstanding	11,016,741
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.57
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 23.70
Class C Shares
Net Assets	$ 37,016,000
Shares Outstanding	1,692,652
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 21.87
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2021
Class I Shares
Net Assets	$3,750,391,069
Shares Outstanding	164,522,456
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.80
Class R6 Shares
Net Assets	$ 453,234,209
Shares Outstanding	19,922,287
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $3,898,069)	$ 22,157,796
Dividend income - affiliated issuers	45,993
Interest income	281
Interest income - affiliated issuers	46,168
Securities lending income, net	73,379
Total investment income	$ 22,323,617
Expenses
Investment advisory fee	$ 14,926,779
Administrative fee	2,388,285
Distribution and service fees:
Class A	306,603
Class C	177,915
Directors' fees and expenses	78,851
Custodian fees	285,814
Transfer agency fees and expenses	1,371,788
Accounting fees	325,718
Professional fees	61,248
Registration fees	129,741
Reports to shareholders	182,210
Miscellaneous	92,292
Total expenses	$ 20,327,244
Waiver and/or reimbursement of expenses by affiliate	$ (166,468)
Net expenses	$ 20,160,776
Net investment income	$ 2,162,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $8,796)	$ 105,613,135
Investment securities - affiliated issuers	(4,581)
Foreign currency transactions	(468,591)
Net realized gain	$105,139,963
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $12,520,475)	$ 650,881,256
Investment securities - affiliated issuers	(106,613)
Foreign currency	(784,407)
Net change in unrealized appreciation (depreciation)	$649,990,236
Net realized and unrealized gain	$755,130,199
Net increase in net assets from operations	$757,293,040
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,162,841	$ 19,633,726
Net realized gain (loss)	105,139,963	(86,363,077)
Net change in unrealized appreciation (depreciation)	649,990,236	413,151,516
Net increase in net assets from operations	$ 757,293,040	$ 346,422,165
Distributions to shareholders:
Class A	$ (716,932)	$ (673,898)
Class I	(13,667,112)	(14,521,438)
Class R6	(1,855,013)	(1,960,798)
Total distributions to shareholders	$ (16,239,057)	$ (17,156,134)
Capital share transactions:
Class A	$ 26,919,015	$ 18,646,918
Class C	(931,017)	(1,276,295)
Class I	608,518,468	445,276,599
Class R6	65,079,289	59,777,840
Net increase in net assets from capital share transactions	$ 699,585,755	$ 522,425,062
Net increase in net assets	$1,440,639,738	$ 851,691,093
Net Assets
At beginning of period	$ 3,048,630,291	$ 2,196,939,198
At end of period	$4,489,270,029	$3,048,630,291
12
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.33	$ 16.05	$ 15.55	$ 16.33	$ 12.94	$ 10.90
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ 0.09	$ 0.17	$ 0.19	$ 0.10	$ 0.08(2)
Net realized and unrealized gain (loss)	4.31	2.27	0.45	(0.94)	3.36	2.06
Total income (loss) from operations	$ 4.30	$ 2.36	$ 0.62	$ (0.75)	$ 3.46	$ 2.14
Less Distributions
From net investment income	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)	$ (0.10)
Total distributions	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)	$ (0.10)
Net asset value — End of period	$ 22.57	$ 18.33	$ 16.05	$ 15.55	$ 16.33	$ 12.94
Total Return(3)	23.39% (4)	14.82%	4.02%	(4.62)%	26.89%	19.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,629	$173,728	$132,066	$155,735	$62,432	$39,343
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.25% (6)	1.27%	1.41%	1.56%	1.80%	1.95%
Net expenses	1.24% (6)	1.24%	1.25%	1.27%	1.27%	1.47%
Net investment income (loss)	(0.11)% (6)	0.54%	1.06%	1.15%	0.73%	0.66% (2)
Portfolio Turnover	11% (4)	38%	32%	27%	36%	32%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.78	$ 15.62	$ 15.18	$ 16.04	$ 12.76	$ 10.74
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.09)	$ (0.04)	$ 0.05	$ 0.10	$ 0.01	$ —(2)
Net realized and unrealized gain (loss)	4.18	2.20	0.45	(0.96)	3.29	2.03
Total income (loss) from operations	$ 4.09	$ 2.16	$ 0.50	$ (0.86)	$ 3.30	$ 2.03
Less Distributions
From net investment income	$ —	$ —	$ (0.06)	$ —	$ (0.02)	$ (0.01)
Total distributions	$ —	$ —	$ (0.06)	$ —	$ (0.02)	$ (0.01)
Net asset value — End of period	$ 21.87	$ 17.78	$ 15.62	$ 15.18	$16.04	$12.76
Total Return(3)	22.93% (4)	13.89%	3.33%	(5.36)%	25.88%	18.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,016	$30,938	$28,794	$24,286	$ 4,627	$ 994
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.00% (6)	2.02%	2.16%	2.31%	3.69%	4.44%
Net expenses	1.99% (6)	1.99%	2.00%	2.02%	2.02%	2.21%
Net investment income (loss)	(0.89)% (6)	(0.22)%	0.35%	0.60%	0.08%	0.02% (2)
Portfolio Turnover	11% (4)	38%	32%	27%	36%	32%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.52	$ 16.22	$ 15.73	$ 16.48	$ 13.06	$ 10.99
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.13	$ 0.22	$ 0.29	$ 0.17	$ 0.12(2)
Net realized and unrealized gain (loss)	4.36	2.29	0.45	(0.99)	3.35	2.09
Total income (loss) from operations	$ 4.37	$ 2.42	$ 0.67	$ (0.70)	$ 3.52	$ 2.21
Less Distributions
From net investment income	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)	$ (0.10)	$ (0.14)
Total distributions	$ (0.09)	$ (0.12)	$ (0.18)	$ (0.05)	$ (0.10)	$ (0.14)
Net asset value — End of period	$ 22.80	$ 18.52	$ 16.22	$ 15.73	$ 16.48	$ 13.06
Total Return(3)	23.56% (4)	15.07%	4.36%	(4.30)%	27.27%	20.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,750,391	$2,530,135	$1,817,479	$1,012,574	$126,398	$58,259
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.00% (6)	1.02%	1.15%	1.32%	1.32%	1.41%
Net expenses	0.99% (6)	0.99%	0.97%	0.92%	0.92%	1.12%
Net investment income	0.13% (6)	0.79%	1.41%	1.71%	1.20%	1.06% (2)
Portfolio Turnover	11% (4)	38%	32%	27%	36%	32%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 18.49	$ 16.19	$ 15.72	$ 18.65
Income (Loss) From Operations
Net investment income(2)	$ 0.02	$ 0.14	$ 0.27	$ 0.26
Net realized and unrealized gain (loss)	4.34	2.30	0.40	(3.19)
Total income (loss) from operations	$ 4.36	$ 2.44	$ 0.67	$ (2.93)
Less Distributions
From net investment income	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Total distributions	$ (0.10)	$ (0.14)	$ (0.20)	$ —
Net asset value — End of period	$ 22.75	$ 18.49	$ 16.19	$ 15.72
Total Return(3)	23.62% (4)	15.13%	4.35%	(15.71)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$453,234	$313,830	$218,601	$10,217
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.93% (6)	0.95%	1.06%	1.24% (6)
Net expenses	0.92% (6)	0.92%	0.92%	0.92% (6)
Net investment income	0.18% (6)	0.84%	1.67%	2.48% (6)
Portfolio Turnover	11% (4)	38%	32%	27% (7)

(1)	From February 1, 2018 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
16
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Effective after the close of business on May 14, 2021, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
17

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Brazil	$ 174,322,320	$ —	$ —	$ 174,322,320
China	190,450,326	934,975,114	—	1,125,425,440
Egypt	—	12,356,827	—	12,356,827
Hong Kong	—	364,694,815	—	364,694,815
Hungary	—	60,826,379	—	60,826,379
India	80,663,119	492,281,662	—	572,944,781
Indonesia	—	150,786,682	—	150,786,682
Mexico	173,650,779	—	—	173,650,779
Peru	58,451,823	—	—	58,451,823
Russia	110,288,450	69,175,899	—	179,464,349
South Africa	—	199,923,252	—	199,923,252
South Korea	—	611,782,387	—	611,782,387
Sweden	—	91,056,394	—	91,056,394
Taiwan	303,899,997	296,491,822	—	600,391,819
Turkey	—	15,974,338	—	15,974,338
United Arab Emirates	—	—	0	0
Total Common Stocks	$1,091,726,814	$3,300,325,571 (2)	$ 0	$4,392,052,385
High Social Impact Investments	$ —	$ 5,107,576	$ —	$ 5,107,576
Short-Term Investments:
Other	—	112,600,337	—	112,600,337
Securities Lending Collateral	7,227,680	—	—	7,227,680
Total Investments	$1,098,954,494	$3,418,033,484	$ 0	$4,516,987,978

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at zero and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and
18

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $14,926,779. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). In connection with the Transaction, CRM entered into a new sub-advisory agreement with Hermes, which took effect on March 1, 2021. CRM pays Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $166,468.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $2,388,285.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $306,603 and $177,915 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $22,062 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received less than $100 and $975 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $71,516 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $3,691, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,075,873,028 and $430,244,242, respectively.
20

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $94,510,639 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $67,730,997 are short-term and $26,779,642 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,434,542,190
Gross unrealized appreciation	$ 1,237,985,609
Gross unrealized depreciation	(155,539,821)
Net unrealized appreciation	$1,082,445,788
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $10,110,243 and the total value of collateral received was $10,466,692, comprised of cash of $7,227,680 and U.S. government and/or agencies securities of $3,239,012.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$7,227,680	$ —	$ —	$ —	$7,227,680
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
21

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
7  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2021, the value of the Fund’s investment in the Notes and affiliated funds was $117,621,286, which represents 2.6% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 7,429,013	$ —	$ (7,466,870)	$ —	$ 37,857	$ —	$ 23,334	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	5,170,000	—	—	(149,051)	5,020,949	22,834	5,170,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	55,663,250	539,548,714	(482,611,627)	(4,581)	4,581	112,600,337	45,993	112,589,078
Totals				$(4,581)	$ (106,613)	$117,621,286	$92,161

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,099,205	$ 107,611,081	5,442,221	$ 86,507,819
Reinvestment of distributions	31,266	677,539	36,614	607,428
Shares redeemed	(3,592,997)	(81,429,528)	(4,230,039)	(68,496,871)
Converted from Class C	2,781	59,923	1,687	28,542
Net increase	1,540,255	$ 26,919,015	1,250,483	$ 18,646,918
22

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	289,710	$ 6,370,725	337,489	$ 5,556,767
Shares redeemed	(333,916)	(7,241,819)	(439,921)	(6,804,520)
Converted to Class A	(2,870)	(59,923)	(1,736)	(28,542)
Net decrease	(47,076)	$ (931,017)	(104,168)	$ (1,276,295)
Class I
Shares sold	46,238,030	$1,021,185,210	79,141,293	$1,295,586,705
Reinvestment of distributions	587,397	12,852,247	822,269	13,756,564
Shares redeemed	(18,902,741)	(425,518,989)	(55,415,414)	(864,066,670)
Net increase	27,922,686	$ 608,518,468	24,548,148	$ 445,276,599
Class R6
Shares sold	6,144,000	$ 135,711,716	7,810,338	$ 131,894,225
Reinvestment of distributions	77,754	1,697,360	110,978	1,852,220
Shares redeemed	(3,274,282)	(72,329,787)	(4,447,540)	(73,968,605)
Net increase	2,947,472	$ 65,079,289	3,473,776	$ 59,777,840
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
23

Calvert
Emerging Markets Equity Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Calvert
Emerging Markets Equity Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Emerging Markets Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Hermes Investment Management Limited to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Proposal 1	108,292,743.254	561,108.323	2,386,174.633	0
Proposal 2	108,042,048.399	680,619.485	2,517,358.326	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
25

Calvert
Emerging Markets Equity Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Emerging Markets Equity Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Emerging Markets Equity Fund	Calvert Research and Management	Hermes Investment Management Limited
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
26

Calvert
Emerging Markets Equity Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
27

Calvert
Emerging Markets Equity Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
28

Calvert
Emerging Markets Equity Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
32

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Hermes Investment Management Limited
150 Cheapside
London EC2V 6ET
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214     3.31.21

Calvert
Emerging Markets Advancement Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2021
Calvert
Emerging Markets Advancement Fund

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Performance

Portfolio Manager Marshall Stocker, Ph.D., CFA of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/01/2019	10/01/2019	21.43%	52.90%	—%	19.05%
Class A with 4.75% Maximum Sales Charge	—	—	15.66	45.66	—	15.23
Class I at NAV	10/01/2019	10/01/2019	21.54	53.15	—	19.27

MSCI Emerging Markets Index	—	—	22.43%	58.39%	12.06%	22.58%
Calvert Emerging Markets Index	—	—	22.27	61.02	—	23.74

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.83%	1.58%
Net	1.20	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

*	Excludes cash and cash equivalents.
**	Amount is less than 0.05%.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Tencent Holdings, Ltd.	6.1
Samsung Electronics Co., Ltd.	6.1
Alibaba Group Holding, Ltd. ADR	5.0
Commercial International Bank Egypt SAE	3.0
Meituan, Class B	2.3
Hellenic Telecommunications Organization S.A.	2.0
Mytilineos S.A.	1.6
First Abu Dhabi Bank PJSC	1.6
JD.com, Inc. ADR	1.4
Total	36.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Emerging Markets Index (the Index) is composed of equity securities of companies that are located in or tied economically to countries that Calvert Research and Management has classified as emerging market countries and that meet certain environmental, social and governance criteria. The Index is reconstituted annually and rebalanced quarterly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,214.30	$6.62 **	1.20%
Class I	$1,000.00	$1,215.40	$5.25 **	0.95%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$6.04 **	1.20%
Class I	$1,000.00	$1,020.20	$4.78 **	0.95%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 89.7%

Security	Shares	Value
China — 28.5%
3SBio, Inc.(1)(2)	6,000	$ 5,312
51job, Inc. ADR(2)	185	11,581
Agile Group Holdings, Ltd.	12,000	19,693
Alibaba Group Holding, Ltd. ADR(2)	10,001	2,267,527
A-Living Smart City Services Co., Ltd., Class H(1)	2,750	12,242
ANTA Sports Products, Ltd.	7,000	114,813
Autohome, Inc. ADR	1,007	93,923
Bank of Communications Co., Ltd., Class H	258,000	164,511
Baozun, Inc. ADR(2)(3)	300	11,442
BeiGene, Ltd.(2)	6,300	167,233
Beijing Enterprises Water Group, Ltd.	30,000	11,423
BYD Co., Ltd., Class H	5,000	108,184
China Biologic Products Holdings, Inc.(2)(3)	219	25,932
China CITIC Bank Corp, Ltd., Class H	169,000	85,955
China Communications Services Corp., Ltd., Class H	16,000	7,208
China Conch Venture Holdings, Ltd.	13,000	61,249
China Everbright Bank Co., Ltd., Class H	60,000	26,208
China Everbright Environment Group, Ltd.	19,000	12,898
China Galaxy Securities Co., Ltd., Class H	46,000	28,449
China Hongqiao Group, Ltd.	18,500	24,743
China International Capital Corp., Ltd., Class H(1)(2)(3)	19,600	47,683
China Jinmao Holdings Group, Ltd.	42,000	16,903
China Lesso Group Holdings, Ltd.	11,000	23,776
China Literature, Ltd.(1)(2)(3)	1,800	17,908
China Longyuan Power Group Corp., Ltd., Class H	22,000	30,047
China Medical System Holdings, Ltd.	8,000	15,898
China Mengniu Dairy Co., Ltd.(2)	26,000	149,780
China Merchants Bank Co., Ltd., Class H	38,500	294,956
China Minsheng Banking Corp., Ltd., Class H	79,000	45,870
China National Building Material Co., Ltd., Class H	46,000	66,641
China Resources Land, Ltd.	24,000	116,972
China Tower Corp, Ltd., Class H(1)	338,000	50,188
China Vanke Co., Ltd., Class H	10,700	42,046
China Yongda Automobiles Services Holdings, Ltd.	8,500	15,562
Chongqing Rural Commercial Bank Co., Ltd., Class H	31,000	13,374
Country Garden Holdings Co., Ltd.	65,000	83,672
Country Garden Services Holdings Co., Ltd.	11,000	112,117
CSPC Pharmaceutical Group, Ltd.	57,600	70,030
Dali Foods Group Co., Ltd.(1)	17,500	9,949
ENN Energy Holdings, Ltd.	5,300	85,485
Far East Horizon, Ltd.(3)	40,000	48,001
Fuyao Glass Industry Group Co., Ltd., Class H(1)	3,600	21,473
GDS Holdings, Ltd. ADR(2)	624	50,600
Geely Automobile Holdings, Ltd.	50,000	128,603
Genscript Biotech Corp.(2)	4,000	7,084
Security	Shares	Value
China (continued)
Great Wall Motor Co., Ltd., Class H	23,500	$ 65,708
Greentown Service Group Co., Ltd.	8,000	12,191
Guangdong Investment, Ltd.	20,000	32,677
Haidilao International Holding, Ltd.(1)(3)	7,000	48,010
Haitong Securities Co., Ltd., Class H	38,000	35,286
Hengan International Group Co., Ltd.	4,500	29,589
Huatai Securities Co., Ltd., Class H(1)	20,600	31,642
Huazhu Group, Ltd. ADR(2)(3)	1,926	105,737
HUYA, Inc. ADR(2)(3)	484	9,428
Innovent Biologics, Inc.(1)(2)	7,500	76,704
JD.com, Inc. ADR(2)	7,800	657,774
JOYY, Inc. ADR	586	54,926
Kingdee International Software Group Co., Ltd.(2)	16,000	50,176
Kingsoft Corp., Ltd.(3)	5,000	33,438
KWG Property Holding, Ltd.	9,500	16,333
Li Ning Co., Ltd.	15,500	101,401
Logan Group Co., Ltd.	8,000	13,512
Meituan, Class B(1)(2)	27,200	1,061,458
Minth Group, Ltd.	4,000	16,758
Momo, Inc. ADR(3)	1,100	16,214
NetEase, Inc. ADR	3,279	338,590
New Oriental Education & Technology Group, Inc. ADR(2)	12,000	168,000
NIO, Inc. ADR(2)	6,533	254,656
Pinduoduo, Inc. ADR(2)	2,699	361,342
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	3,100	39,127
Postal Savings Bank of China Co., Ltd., Class H(1)	120,000	89,933
Seazen Group, Ltd.(2)	24,000	29,495
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	16,000	31,728
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(3)	3,500	14,983
Shenzhen International Holdings, Ltd.	6,500	10,914
Shimao Group Holdings, Ltd.	8,000	25,261
Sinopharm Group Co., Ltd., Class H	7,200	17,443
Sunac China Holdings, Ltd.	21,000	90,311
Sunny Optical Technology Group Co., Ltd.	5,200	119,465
TAL Education Group ADR(2)	2,999	161,496
Tencent Holdings, Ltd.	34,800	2,777,302
Tingyi (Cayman Islands) Holding Corp.	16,000	29,420
Tongcheng Elong Holdings, Ltd.(2)	6,000	13,580
TravelSky Technology, Ltd., Class H	5,000	11,730
Trip.com Group, Ltd. ADR(2)	3,700	146,631
United Energy Group, Ltd.(2)	88,000	16,969
Vipshop Holdings, Ltd. ADR(2)	3,993	119,231
Want Want China Holdings, Ltd.	42,000	31,556
Weibo Corp. ADR(2)	500	25,230
Weichai Power Co., Ltd., Class H	11,000	27,614
WuXi AppTec Co., Ltd., Class H(1)	1,400	27,646
Wuxi Biologics Cayman, Inc.(1)(2)	23,500	296,352

6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Xinyi Solar Holdings, Ltd.	22,000	$ 36,466
Yihai International Holding Ltd.(2)(3)	4,000	41,733
Yum China Holdings, Inc.	3,373	199,715
Zai Lab, Ltd. ADR(2)	275	36,693
ZhongAn Online P&C Insurance Co., Ltd., Class H(1)(2)(3)	5,400	32,910
Zhongsheng Group Holdings, Ltd.	3,500	24,795
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,900	14,631
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	10,200	14,632
		$12,971,686
Colombia — 5.1%
Banco Davivienda S.A., PFC Shares	18,637	$ 151,928
Bancolombia S.A.	52,765	414,287
Empresa de Energia de Bogota S.A. ESP	399,588	293,550
Grupo de Inversiones Suramericana S.A.	47,339	280,541
Grupo Nutresa S.A.	30,535	193,215
Interconexion Electrica S.A. ESP	65,960	405,303
Millicom International Cellular S.A. SDR(2)	14,591	561,428
		$ 2,300,252
Egypt — 3.0%
Commercial International Bank Egypt SAE	371,237	$ 1,370,271
		$ 1,370,271
Greece — 5.9%
Eurobank Ergasias S.A.(2)	653,462	$ 555,737
Hellenic Telecommunications Organization S.A.	56,587	907,956
JUMBO S.A.	27,281	500,562
Mytilineos S.A.	44,931	740,475
		$ 2,704,730
Hong Kong — 0.9%
Alibaba Health Information Technology, Ltd.(2)	28,000	$ 80,005
China Gas Holdings, Ltd.	25,600	105,106
China Resources Gas Group, Ltd.	8,000	44,403
Hutchison China MediTech, Ltd. ADR(2)	500	14,125
Kingboard Chemical Holdings, Ltd.	4,500	24,356
Kingboard Laminates Holdings, Ltd.	6,500	14,150
Nine Dragons Paper Holdings, Ltd.	13,000	19,112
Sino Biopharmaceutical, Ltd.	76,500	76,794
Sun Art Retail Group, Ltd.	16,000	13,125
Yuexiu Property Co., Ltd.	48,000	10,893
		$ 402,069
Indonesia — 2.7%
Ace Hardware Indonesia Tbk PT	190,700	$ 20,056
Bank Central Asia Tbk PT	137,900	295,326
Bank Mandiri Persero Tbk PT	263,000	111,427
Security	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	72,200	$ 28,517
Bank Rakyat Indonesia Persero Tbk PT	741,900	225,081
Charoen Pokphand Indonesia Tbk PT	180,700	87,195
Indah Kiat Pulp & Paper Tbk PT	26,500	19,111
Indofood CBP Sukses Makmur Tbk PT	43,700	27,680
Kalbe Farma Tbk PT	326,400	35,280
Merdeka Copper Gold Tbk PT(2)	394,800	58,726
Perusahaan Gas Negara Tbk PT	107,500	9,764
Sarana Menara Nusantara Tbk PT	343,700	26,037
Telkom Indonesia Persero Tbk PT	669,900	158,120
Tower Bersama Infrastructure Tbk PT	122,900	17,531
Unilever Indonesia Tbk PT	204,400	92,596
		$ 1,212,447
Mexico — 2.9%
America Movil SAB de CV, Series L	189,000	$ 128,808
Arca Continental SAB de CV	3,500	17,209
Cemex SAB de CV, Series CPO(2)	336,100	236,295
Coca-Cola Femsa SAB de CV	4,200	19,316
Fibra Uno Administracion SA de CV	36,500	42,733
Fomento Economico Mexicano SAB de CV	20,600	155,209
Gruma SAB de CV, Class B	1,620	19,181
Grupo Aeroportuario del Centro Norte SAB de CV(2)	6,900	43,528
Grupo Bimbo SAB de CV, Series A	13,200	27,705
Grupo Elektra SAB de CV	600	40,329
Grupo Financiero Banorte SAB de CV, Class O(2)	25,200	142,093
Grupo Financiero Inbursa SAB de CV, Class O(2)	22,500	20,376
Grupo Televisa SAB, Series CPO(2)	54,000	95,982
Industrias Penoles SAB de CV(2)	2,825	36,459
Infraestructura Energetica Nova SAB de CV(2)	4,000	15,460
Kimberly-Clark de Mexico SAB de CV, Class A	12,300	21,056
Orbia Advance Corp. SAB de CV	20,300	54,128
Ternium S.A. ADR(2)	832	32,315
Wal-Mart de Mexico SAB de CV	54,100	170,853
		$ 1,319,035
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	17,000	$ 12,099
Ayala Corp.	4,140	63,189
Bank of the Philippine Islands	13,400	22,541
BDO Unibank, Inc.	14,200	29,879
Globe Telecom, Inc.	320	12,408
GT Capital Holdings, Inc.	1,200	12,935
JG Summit Holdings, Inc.	34,305	42,260
Megaworld Corp.	145,000	10,713
PLDT, Inc.	775	19,605
SM Investments Corp.	3,600	71,297

7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
SM Prime Holdings, Inc.	135,900	$ 98,123
Universal Robina Corp.	6,700	18,402
		$ 413,451
South Korea — 17.1%
Alteogen, Inc.(2)	633	$ 50,359
AMOREPACIFIC Corp.	252	57,875
AMOREPACIFIC Group	251	14,448
BGF retail Co., Ltd.	183	25,612
Celltrion Healthcare Co., Ltd.(2)	19	2,293
Celltrion Pharm, Inc.(2)	336	44,806
Celltrion, Inc.(2)	26	7,494
Cheil Worldwide, Inc.	1,539	28,987
CJ CheilJedang Corp.	201	73,136
CJ Corp.	333	27,772
CJ ENM Co., Ltd.	94	11,877
Coway Co., Ltd.	528	30,676
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(2)	388	9,747
Dongsuh Cos., Inc.	726	20,541
Doosan Bobcat, Inc.(2)	551	20,565
Doosan Fuel Cell Co., Ltd.(2)	394	18,039
Doosan Heavy Industries & Construction Co., Ltd.(2)	1,942	22,465
Douzone Bizon Co., Ltd.	175	15,257
Ecopro BM Co., Ltd.	90	13,049
Fila Holdings Corp.	443	16,990
Genexine, Inc.(2)	422	35,838
Green Cross Corp.	129	41,249
GS Engineering & Construction Corp.	1,113	42,517
Hana Financial Group, Inc.	2,734	103,408
Hankook Tire & Technology Co., Ltd.	790	34,386
Hanmi Pharm Co., Ltd.	145	40,638
Hanmi Science Co., Ltd.	314	16,160
Hanon Systems	1,500	23,477
HLB, Inc.(2)	830	28,945
HMM Co., Ltd.(2)	3,408	87,748
Hotel Shilla Co., Ltd.	296	22,844
Hugel, Inc.(2)	160	25,306
Hyundai Engineering & Construction Co., Ltd.	1,225	47,896
Hyundai Glovis Co., Ltd.	218	36,320
Hyundai Mobis Co., Ltd.	642	166,529
Hyundai Motor Co.	1,408	272,881
Iljin Materials Co., Ltd.	250	15,126
Industrial Bank of Korea	2,763	22,381
Kakao Corp.	461	203,476
KB Financial Group, Inc.	3,733	183,990
KIWOOM Securities Co., Ltd.	127	14,245
KMW Co., Ltd.(2)	237	13,601
Security	Shares	Value
South Korea (continued)
Korea Investment Holdings Co., Ltd.	502	$ 38,140
KT Corp.	1,281	32,034
Kumho Petrochemical Co., Ltd.	193	45,242
LG Chem, Ltd.	430	307,718
LG Display Co., Ltd.(2)	2,188	44,326
LG Electronics, Inc.	917	122,424
LG Household & Health Care, Ltd.	78	108,235
LG Innotek Co., Ltd.	100	18,278
LG Uplus Corp.	2,080	22,570
Lotte Chemical Corp.	149	39,802
LS Corp.	183	11,130
Mando Corp.(2)	359	20,996
MedPacto, Inc.(2)	410	32,364
Mirae Asset Daewoo Co., Ltd.	3,998	34,973
NAVER Corp.	1,138	381,005
NCSoft Corp.	125	96,618
Netmarble Corp.(1)	206	23,592
Orion Corp. of Republic of Korea	538	62,400
Pan Ocean Co., Ltd.	2,871	15,738
Pearl Abyss Corp.(2)	70	19,138
POSCO	866	245,386
Samsung C&T Corp.	651	72,003
Samsung Electro-Mechanics Co., Ltd.	449	74,945
Samsung Electronics Co., Ltd.	38,304	2,771,088
Samsung Engineering Co., Ltd.(2)	3,110	38,688
Samsung Heavy Industries Co., Ltd.(2)	5,123	35,371
Samsung SDS Co., Ltd.	268	46,003
Samsung Securities Co., Ltd.	500	17,502
Seegene, Inc.	394	45,390
Shin Poong Pharmaceutical Co., Ltd.	753	57,133
Shinhan Financial Group Co., Ltd.	4,239	140,786
SK Chemicals Co., Ltd.	91	20,242
SK Hynix, Inc.	4,316	509,554
SK Materials Co., Ltd.	50	13,824
SK Telecom Co., Ltd.	322	78,518
SKC Co., Ltd.	230	26,293
Studio Dragon Corp.(2)	203	17,985
Woori Financial Group, Inc.	6,063	54,116
Yuhan Corp.	1,090	60,811
		$ 7,793,310
Taiwan — 17.2%
Accton Technology Corp.	4,000	$ 38,889
Acer, Inc.	26,000	28,773
Advantech Co., Ltd.	3,299	41,153
Airtac International Group	2,000	71,340
Ambarella, Inc.(2)	263	26,403

8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
ASE Technology Holding Co., Ltd.	26,000	$ 99,179
AU Optronics Corp.(2)	71,000	52,967
Catcher Technology Co., Ltd.	13,000	96,607
Cathay Financial Holding Co., Ltd.	62,000	104,401
Chailease Holding Co., Ltd.	10,400	71,980
Chang Hwa Commercial Bank, Ltd.	39,520	24,358
Cheng Shin Rubber Industry Co., Ltd.	14,000	23,739
Chicony Electronics Co., Ltd.	5,000	17,848
China Development Financial Holding Corp.	91,000	33,568
China Life Insurance Co., Ltd.	2,720	2,458
China Steel Corp.	161,000	146,474
Chroma ATE, Inc.	8,000	53,300
Chunghwa Telecom Co., Ltd.	33,000	129,110
Compal Electronics, Inc.	33,000	30,984
Compeq Manufacturing Co., Ltd.	8,000	12,084
CTBC Financial Holding Co., Ltd.	147,000	114,080
Delta Electronics, Inc.	16,000	163,178
E.Sun Financial Holding Co., Ltd.	87,455	80,076
Eclat Textile Co., Ltd.	2,000	33,708
Evergreen Marine Corp. Taiwan, Ltd.(2)	20,000	32,102
Far Eastern New Century Corp.	25,000	26,541
Far EasTone Telecommunications Co., Ltd.	13,000	29,224
Feng TAY Enterprise Co., Ltd.	4,000	27,410
First Financial Holding Co., Ltd.	72,100	56,173
Foxconn Technology Co., Ltd.	8,000	20,536
Fubon Financial Holding Co., Ltd.	59,000	117,736
Genius Electronic Optical Co., Ltd.	1,000	17,074
Globalwafers Co., Ltd.	2,000	53,024
Hiwin Technologies Corp.	4,244	60,486
Hotai Motor Co., Ltd.	3,000	62,102
Hua Nan Financial Holdings Co., Ltd.	52,801	34,551
Innolux, Corp.	67,000	50,002
Inventec Corp.	15,000	14,220
Largan Precision Co., Ltd.	1,000	113,100
Lien Hwa Industrial Holdings Corp.	7,000	11,635
Lite-On Technology Corp.	16,000	35,484
Macronix International Co., Ltd.	9,000	14,109
MediaTek, Inc.	12,000	412,762
Mega Financial Holding Co., Ltd.	76,000	85,019
Merida Industry Co., Ltd.	2,000	24,540
Micro-Star International Co., Ltd.	4,000	24,577
Nan Ya Printed Circuit Board Corp.	2,000	25,010
Nanya Technology Corp.	9,000	29,306
Nien Made Enterprise Co., Ltd.	2,000	27,967
Novatek Microelectronics Corp.	4,000	81,481
Oneness Biotech Co., Ltd.(2)	2,000	18,590
Parade Technologies, Ltd.	1,000	43,181
Security	Shares	Value
Taiwan (continued)
Pou Chen Corp.	19,000	$ 22,052
Powertech Technology, Inc.	6,000	22,271
President Chain Store Corp.	4,000	38,253
Quanta Computer, Inc.	22,000	75,879
Radiant Opto-Electronics Corp.	4,000	17,872
Realtek Semiconductor Corp.	4,000	69,828
Shanghai Commercial & Savings Bank, Ltd. (The)	23,000	33,895
Shin Kong Financial Holding Co., Ltd.	89,946	28,924
Simplo Technology Co., Ltd.	1,000	13,070
Sino-American Silicon Products, Inc.	5,000	29,797
SinoPac Financial Holdings Co., Ltd.	71,000	32,074
Synnex Technology International Corp.	10,000	19,164
Taishin Financial Holding Co., Ltd.	72,642	34,133
Taiwan Business Bank	28,350	9,906
Taiwan Cooperative Financial Holding Co., Ltd.	68,500	50,849
Taiwan High Speed Rail Corp.	8,000	8,833
Taiwan Mobile Co., Ltd.	11,000	37,881
Taiwan Semiconductor Manufacturing Co., Ltd.	163,000	3,432,648
Teco Electric and Machinery Co., Ltd.	32,000	36,367
Tripod Technology Corp.	4,000	19,790
Unimicron Technology Corp.	10,000	32,330
Uni-President Enterprises Corp.	34,000	87,309
United Microelectronics Corp.	96,000	172,191
Vanguard International Semiconductor Corp.	7,000	26,698
Voltronic Power Technology Corp.	1,050	40,952
Walsin Lihwa Corp.	54,000	36,060
Walsin Technology Corp.	6,000	52,952
Wan Hai Lines, Ltd.	9,000	17,441
Win Semiconductors Corp.	3,000	41,428
Winbond Electronics Corp.	21,000	21,962
Wistron Corp.	22,000	25,942
Wiwynn Corp.	1,000	29,645
WPG Holdings, Ltd.	11,000	18,865
Yageo Corp.	3,000	58,713
Yuanta Financial Holding Co., Ltd.	71,400	56,408
		$ 7,796,981
United Arab Emirates — 5.5%
Abu Dhabi Commercial Bank PJSC	114,789	$ 193,650
Abu Dhabi Islamic Bank PJSC	60,211	80,087
Abu Dhabi National Oil Co. for Distribution PJSC	114,000	139,461
Aldar Properties PJSC	275,653	282,804
Dubai Islamic Bank PJSC	75,050	93,142
Emirates NBD Bank PJSC	101,896	319,605
Emirates Telecommunications Group Co. PJSC	72,106	425,011
First Abu Dhabi Bank PJSC	181,086	720,682

9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates (continued)
International Holdings Co. PJSC(2)	13,840	$ 240,813
		$ 2,495,255
Total Common Stocks (identified cost $30,124,480)		$40,779,487

Short-Term Investments — 9.8%

Other — 9.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	4,434,187	$ 4,434,631
Total Other (identified cost $4,434,631)		$ 4,434,631

Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(6)	9,580	$ 9,580
Total Securities Lending Collateral (identified cost $9,580)		$ 9,580
Total Short-Term Investments (identified cost $4,444,211)		$ 4,444,211

Total Investments — 99.5% (identified cost $34,568,691)	$45,223,698
Other Assets, Less Liabilities — 0.5%	$ 230,853
Net Assets — 100.0%	$45,454,551

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $1,892,129 or 4.2% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $460,141.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	21.2%
Consumer Discretionary	17.2
Financials	16.8
Communication Services	15.0
Industrials	4.7
Consumer Staples	4.2
Health Care	3.3
Materials	3.0
Utilities	2.3
Real Estate	2.0
Energy	0.0%*
Total	89.7%

*	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,134,304	EUR	1,785,892	Standard Chartered Bank	4/9/21	$ 39,858	$ —
AED	246,000	USD	66,939	Standard Chartered Bank	5/31/22	—	(13)
USD	346,596	AED	1,275,750	Standard Chartered Bank	5/31/22	—	(479)
10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	119,957	AED	443,000	Standard Chartered Bank	5/31/22	$ —	$ (564)
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(1,969)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(5,319)
						$39,858	$(8,344)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
SGX NIFTY 50 Index	75	Long	4/29/21	$2,211,900	$ (23,180)
					$(23,180)

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
USD	– United States Dollar
11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $30,134,060) - including $460,141 of securities on loan	$ 40,789,067
Investments in securities of affiliated issuers, at value (identified cost $4,434,631)	4,434,631
Receivable for open forward foreign currency exchange contracts	39,858
Deposits at broker for futures contracts	148,500
Cash denominated in foreign currency, at value (cost $65,490)	64,714
Receivable for capital shares sold	192
Dividends receivable	163,357
Dividends receivable - affiliated	213
Securities lending income receivable	259
Receivable from affiliate	22,028
Directors' deferred compensation plan	410
Total assets	$45,663,229
Liabilities
Payable for variation margin on open futures contracts	$ 27,450
Payable for open forward foreign currency exchange contracts	8,344
Payable for capital shares redeemed	292
Deposits for securities loaned	9,580
Payable to affiliates:
Investment advisory fee	24,719
Administrative fee	4,709
Distribution and service fees	9
Sub-transfer agency fee	181
Directors' deferred compensation plan	410
Accrued expenses	132,984
Total liabilities	$ 208,678
Net Assets	$45,454,551
Sources of Net Assets
Paid-in capital	$ 33,889,353
Distributable earnings	11,565,198
Total	$45,454,551
Class A Shares
Net Assets	$ 132,847
Shares Outstanding	10,295
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.90
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 13.54
Class I Shares
Net Assets	$ 45,321,704
Shares Outstanding	3,502,958
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income (net of foreign taxes withheld of $53,762)	$ 306,461
Dividend income - affiliated issuers	2,448
Securities lending income, net	1,607
Total investment income	$ 310,516
Expenses
Investment advisory fee	$ 149,970
Administrative fee	28,565
Distribution and service fees:
Class A	101
Directors' fees and expenses	1,029
Custodian fees	58,588
Transfer agency fees and expenses	928
Accounting fees	14,518
Professional fees	18,812
Registration fees	28,123
Reports to shareholders	754
Miscellaneous	13,571
Total expenses	$ 314,959
Waiver and/or reimbursement of expenses by affiliate	$ (88,688)
Net expenses	$ 226,271
Net investment income	$ 84,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,266,486
Investment securities - affiliated issuers	115
Futures contracts	1,221,346
Foreign currency transactions	(21,449)
Forward foreign currency exchange contracts	(57,306)
Net realized gain	$2,409,192
Change in unrealized appreciation (depreciation):
Investment securities	$ 6,587,699
Investment securities - affiliated issuers	(115)
Futures contracts	50,130
Foreign currency	(14,816)
Forward foreign currency exchange contracts	48,539
Net change in unrealized appreciation (depreciation)	$6,671,437
Net realized and unrealized gain	$9,080,629
Net increase in net assets from operations	$9,164,874
13
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 84,245	$ 335,411
Net realized gain (loss)	2,409,192	(1,749,926)
Net change in unrealized appreciation (depreciation)	6,671,437	3,986,467
Net increase in net assets from operations	$ 9,164,874	$ 2,571,952
Distributions to shareholders:
Class A	$ (101)	$ (52)
Class I	(63,570)	(107,905)
Total distributions to shareholders	$ (63,671)	$ (107,957)
Capital share transactions:
Class A	$ 13,681	$ 84,324
Class I	(5,543,137)	39,334,485
Net increase (decrease) in net assets from capital share transactions	$ (5,529,456)	$39,418,809
Net increase in net assets	$ 3,571,747	$41,882,804
Net Assets
At beginning of period	$ 41,882,804	$ —
At end of period	$45,454,551	$41,882,804

(1)	The Fund commenced operations on October 1, 2019.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020 (1)
Net asset value — Beginning of period	$ 10.64	$ 10.00
Income (Loss) From Operations
Net investment income (loss)(2)	$ (0.01)	$ 0.10
Net realized and unrealized gain	2.28	0.59
Total income from operations	$ 2.27	$ 0.69
Less Distributions
From net investment income	$ (0.01)	$ —
From net realized gain	—	(0.05)
Total distributions	$ (0.01)	$ (0.05)
Net asset value — End of period	$12.90	$10.64
Total Return(3)	21.43% (4)	6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 133	$ 91
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.57% (6)	1.83%
Net expenses	1.20% (6)	1.20%
Net investment income (loss)	(0.24)% (6)	0.99%
Portfolio Turnover	25% (4)	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020 (1)
Net asset value — Beginning of period	$ 10.66	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02	$ 0.12
Net realized and unrealized gain	2.28	0.59
Total income from operations	$ 2.30	$ 0.71
Less Distributions
From net investment income	$ (0.02)	$ —
From net realized gain	—	(0.05)
Total distributions	$ (0.02)	$ (0.05)
Net asset value — End of period	$ 12.94	$ 10.66
Total Return(3)	21.54% (4)	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,322	$41,792
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.32% (6)	1.58%
Net expenses	0.95% (6)	0.95%
Net investment income	0.35% (6)	1.15%
Portfolio Turnover	25% (4)	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
16
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 or Level 2 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
17

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ 5,116,668	$ 7,855,018	$ —	$ 12,971,686
Colombia	1,738,824	561,428	—	2,300,252
Egypt	—	1,370,271	—	1,370,271
Greece	—	2,704,730	—	2,704,730
Hong Kong	14,125	387,944	—	402,069
Indonesia	—	1,212,447	—	1,212,447
Mexico	1,319,035	—	—	1,319,035
Philippines	—	413,451	—	413,451
South Korea	—	7,793,310	—	7,793,310
Taiwan	26,403	7,770,578	—	7,796,981
United Arab Emirates	—	2,495,255	—	2,495,255
Total Common Stocks	$8,215,055	$32,564,432 (1)	$ —	$40,779,487
Short-Term Investments:
Other	$ —	$ 4,434,631	$ —	$ 4,434,631
Securities Lending Collateral	9,580	—	—	9,580
Total Investments	$8,224,635	$36,999,063	$ —	$45,223,698
Forward Foreign Currency Exchange Contracts	$ —	$ 39,858	$ —	$ 39,858
Total	$8,224,635	$37,038,921	$ —	$45,263,556
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (8,344)	$ —	$ (8,344)
Futures Contracts	—	(23,180)	—	(23,180)
Total	$ —	$ (31,524)	$ —	$ (31,524)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
18

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2021, the investment advisory fee amounted to $149,970. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $88,688.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $28,565.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $101 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $300 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund was not allocated any portion of the Advisory Council compensation and fees.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,147,791 and $13,945,015, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund had a net capital loss of $1,379,255 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2021.
20

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$34,802,825
Gross unrealized appreciation	$ 11,017,233
Gross unrealized depreciation	(588,026)
Net unrealized appreciation	$10,429,207
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in the Schedule of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the six months ended March 31, 2021, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the six months ended March 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $8,344. At March 31, 2021, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/ or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
21

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 39,858	$ (8,344)
Equity price	Futures contracts	Distributable earnings	—	(23,180) (1)
Total			$39,858	$(31,524)
Derivatives not subject to master netting agreement			$ —	$(23,180)
Total Derivatives subject to master netting agreement			$39,858	$ (8,344)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2021.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$39,858	$(8,344)	$ —	$ —	$31,514

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(8,344)	$8,344	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2021 was as follows:
Statement of Operations Caption	Equity price	Foreign exchange	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ (57,306)	$ (57,306)
Futures contracts	1,221,346	—	1,221,346
Total	$1,221,346	$(57,306)	$1,164,040
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ 48,539	$ 48,539
Futures contracts	50,130	—	50,130
Total	$ 50,130	$ 48,539	$ 98,669
22

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*
$4,369,000	$4,336,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan was $460,141 and the total value of collateral received was $486,233, comprised of cash of $9,580 and U.S. government and/or agencies securities of $476,653.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$9,580	$ —	$ —	$ —	$9,580
The carrying amount of the liability for deposits for securities loaned at March 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2021.
23

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $4,434,631, which represents 9.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,546,415	$12,864,317	$(12,976,101)	$115	$(115)	$4,434,631	$2,448	4,434,187
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,670	$ 131,784	8,721	$ 85,582
Reinvestment of distributions	8	101	5	53
Shares redeemed	(8,965)	(118,204)	(144)	(1,311)
Net increase	1,713	$ 13,681	8,582	$ 84,324
Class I
Shares sold	102,873	$ 1,279,474	4,056,737	$ 40,660,497
Reinvestment of distributions	5,118	63,565	10,446	107,904
Shares redeemed	(525,981)	(6,886,176)	(146,235)	(1,433,916)
Net increase (decrease)	(417,990)	$(5,543,137)	3,920,948	$39,334,485

(1)	The Fund commenced operations on October 1, 2019.
At March 31, 2021, EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 92.5% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or
24

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
25

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Emerging Markets Advancement Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
Number of Shares(1)
For	Against	Abstain (2)	Broker Non-Votes(2)
3,865,236.216	3.692	51,668.025	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
26

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Board of Directors' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Emerging Markets Advancement Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Emerging Markets Advancement Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
27

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Board of Directors' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
28

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Board of Directors' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
29

Calvert
Emerging Markets Advancement Fund
March 31, 2021
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
35354     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 21, 2021